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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21569

                   Pioneer Ibbotson Asset Allocation Series
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31


Date of reporting period:  August 1, 2008 through July 31, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Ibbotson Asset Allocation Series
--------------------------------------------------------------------------------
Annual Report | July 31, 2009
--------------------------------------------------------------------------------

Ticker Symbols:

         Conservative    Moderate      Growth     Aggressive
          Allocation    Allocation   Allocation   Allocation
Class        Fund          Fund         Fund         Fund
------- -------------- ------------ ------------ -----------
 A           PIAVX         PIALX        GRAAX       PIAAX
 B           PIBVX         PIBLX        GRABX       IALBX
 C           PICVX         PIDCX        GRACX       IALCX
 Y           IBBCX         IMOYX        IBGYX       IBAYX

[LOGO]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                          2
Market Overview and Outlook                                                    4
Portfolio Reviews                                                              8
Comparing Ongoing Fund Expenses                                               11
Prices and Distributions                                                      19
Portfolio Summary & Performance Update                                        21
Schedule of Investments                                                       41
Financial Statements                                                          49
Notes to Financial Statements                                                 71
Report of Independent Registered Public Accounting Firm                       78
Trustees, Officers and Service Providers                                      79

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have been experiencing one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated

2 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09 team approach and is designed to carefully balance risk and reward. While we see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Respectfully,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     3

Market Overview and Outlook | 7/31/09

In the following interview, portfolio manager Dr. Peng Chen, President of Ibbotson Associates, sub-advisor of the Pioneer Ibbotson Asset Allocation Series, discusses the market environment and investment strategies applied to the portfolios in the Pioneer Ibbotson Asset Allocation Series for the annual reporting period ended July 31, 2009.

Q Could you characterize the economic and market backdrop during the 12-month period ended July 31, 2009?

A What began in the summer of 2007 as a U.S. subprime real estate mortgage crisis became a full-blown financial crisis affecting all markets, leading to worldwide asset price deflation that extended into 2009. The crisis only seemed to worsen despite bailouts of leading financial institutions, new U.S. government oversight and a Presidential election. In the United States, the U.S. Treasury and Federal Reserve (the Fed) took drastic action, whether it meant cutting short-term lending rates, restricting short sales, providing capital, arranging bank mergers or guaranteeing deposits. The U.S. Congress did its part by approving a mammoth financial institution bailout package.

   Despite these efforts, the lack of trust in the debt markets spread beyond the financial system's paper economy to the real economy, and on a global scale. A weak job market and devalued homes had a predictable impact on consumers, leading to record-low readings in the Consumer Confidence Index as 2008 drew to a close. In the U.S., the National Bureau of Economic Research declared that the United States had entered into a recession in late 2007, confirming what many had suspected.

   In keeping with this backdrop, the stock markets fell sharply early in the annual reporting period, with most of the damage occurring in October and November of 2008. Most bond markets fell as well, especially those where any credit or counterparty risk was involved. While December 2008 saw some apparent stabilization, equity returns were dismal in January and February of 2009, as the flight to quality driven by the financial crisis continued unabated.

   Beginning in March of 2009, market participants began to believe that the unprecedented efforts of global governments to end the financial crisis were gaining traction, and that the worst case scenarios had been averted. The result was an explosive rally in all of the major asset classes. In addition to the appearance of financial market stability, we attribute a large portion of these gains to the market's favorable response to what has been characterized as "less bad" news, rather than an actual improvement in economic conditions.

4  Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

   For the full 12 months ended July 31, 2009, the U.S. equity market returned -19.95%, as measured by the Standard and Poor's 500 Index (the S&P 500), while international equities returned -22.16%, as gauged by the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index. Within the U.S. market, large-cap and small-cap stocks performed very much in line with each other, while growth equities outperformed value modestly within the large-cap segment. The Barclays Capital (formerly Lehman Brothers) Aggregate Bond Index, the most popular measure of the performance of the U.S. bond market, was up by 7.85% for the 12 months ended July 31, 2009.

Q What were the strategic considerations that you applied to the four portfolios in allocating assets during the 12 months ended July 31, 2009?

A For each portfolio, assets have been invested in keeping with its broad asset allocation and specific mutual fund targets. Given the unprecedented market volatility that has prevailed, we have maintained a neutral posture for the most part with respect to weighting various investment styles within the portfolios. On the broadest level, we maintained a neutral breakdown between equity and fixed-income assets. In addition, the equity portions of the portfolios were positioned neutrally with respect to the various equity categories (i.e., small-cap versus large-cap and growth versus value). We have also maintained neutral target weightings in the non-U.S. equity market alternatives, both developed and emerging.

   Within fixed income, we implemented an overweighting near the middle of the period of U.S. investment-grade corporate bonds relative to cash and U.S. Treasury bills. The shift was made in view of the very low yields offered by cash and U.S. Treasury bills. In addition, the lending environment has improved since the October 2008 collapse, supported by strong central bank actions, suggesting to us that investor interest in debt issued by higher-quality corporations could recover. The shift into corporates helped the portfolios' returns as the credit markets rebounded beginning in March 2009. As the fiscal period drew to a close at the end of July, we returned the portfolios to a neutral weighting between corporate and government bonds, as the market sectors appeared to have been brought back into relative balance. Within the corporate segment, we have implemented an increased weighting in lower-quality, high-yield bonds, given the exceptionally wide yield spreads they have been providing compared with investment-grade issues.

   We increased the portfolios' allocations to Treasury Inflation Protected Securities (TIPS) around the middle of the period, given their strong valuations relative to Treasury bonds. This helped the portfolios' returns, as TIPS outperformed Treasury bonds by a substantial margin on the strength of

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     5
   inflation fears raised by government borrowing to re-float the financial sector. We have since trimmed the portfolios' TIPS exposure to a neutral weighting.

   For several quarters we have underweighted REITs (Real Estate Investment Trusts) within the portfolios in favor of traditional equities. REITs generally carry more leverage than most companies and have faced a difficult environment in which to obtain and refinance debt in light of the credit crisis. From a fundamental perspective, hotel occupancy rates are down, businesses are contracting and retailers are declaring bankruptcy. The underweighting of REITs helped the portfolios' returns early in the period as the asset class fell sharply, although REITS made up some of that lost ground later in the period. Late in the period, we returned the portfolios to a neutral posture with respect to REITS.

   Finally, in May of 2009, we increased the portfolios' allocations to emerging market bonds in local currency terms, using the Pioneer Global High Yield Fund. We did this in order to take advantage of faster growth in emerging markets and a weakening U.S. dollar. This move helped the portfolios' returns late in the period, and we are maintaining the overweighting.

Q What factors are you watching most closely as you determine strategy for the portfolios going forward?

A The big question continues to be where we are in the business cycle. Given the factors weighing against a rapid return to robust growth -- principally, the need for de-leveraging the U.S. economy -- it may be some time before we feel that meaningful shifts in the direction of more risk-sensitive asset classes are merited.

   U.S. consumers continue to try to clean up their balance sheets, but the lack of consumer confidence and the closing of the home-equity "ATMs" mean that any eventual recovery will not be powered by consumers. The U.S. government's balance sheet is in no better condition. At the heart of the balance sheet woes are housing prices. Housing-price stability is a key ingredient to future economic growth, and we will be watching that factor closely.

   After extremely positive results, we decided to close most of the portfolios' overweight positions towards the end of the annual reporting period. The decision was based on growing uncertainty regarding asset valuations after a market rally that took place against a less-than-stellar economic backdrop. When we do not have a strong opinion about the direction of the economy and the markets, we typically revert to our strategic long-term asset allocations for the portfolios.

   In the past, we have seen rallies for more volatile stocks such as those in the small-cap and growth segments near the end of recessions. We may overweight those segments if we will feel that the macroeconomic framework is

6 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09 improving. Another potential overweighting is in emerging market stocks. Emerging markets have been affected less by the global financial crisis, as many of them had limited government and private sector debt. With no bank bailouts required and substantial savings in the bank accounts of many households, those countries may bounce back faster than the debt-ridden industrialized markets.

Please refer to the Schedule of Investments on pages 41-48 for a full listing of Portfolio securities.

A Portfolio's performance depends on the adviser's skill in determining the strategic asset class allocations, the mix of underlying Pioneer funds, as well as the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent.

Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments. International markets may be less liquid and can be more volatile than U.S. markets. These risk factors, including those associated with currency exchange rates, also apply to investments in international markets, all of which make international markets more volatile and less liquid than investments in domestic markets. Some of the underlying funds can invest in either high-yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more-established companies, respectively.

Before making an investment in any portfolio, you should consider all the risks associated with it. Please see the Portfolio Reviews beginning on page 8 for information on specific weightings and performance for each of the four portfolios in the Pioneer Ibbotson Asset Allocation Series.

Any information in this shareowner report regarding market or economic trends or the factors influencing each portfolios' historical or future performance are statements of the opinion of the portfolio's management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     7

Portfolio Reviews | 7/31/09

Pioneer Ibbotson Conservative Allocation Fund

The Fund's Class A shares had a total return of -4.44% at net asset value for the 12 months ended July 31, 2009. Over the same period, the Fund's benchmarks, the Standard and Poor's 500 Index and the Barclays Capital (formerly Lehman Brothers) Aggregate Bond Index returned -19.95% and 7.85%, respectively, while the average return for the 427 funds in Lipper's Mixed-Asset Target Allocation/Conservative category was -4.33%.

The Fund targeted an asset allocation of 30% equities and 70% fixed-income during the period. At the end of the period, the Fund was positioned neutrally with respect to the breakdown between equities and fixed income. Within the fixed-income portion of the Fund, the largest holding at the end of the period was Pioneer Short Term Income Fund at 24.30% of assets, followed by Pioneer Bond Fund at 23.63% of assets. Within the equity portion of the Fund, Pioneer Fund was the largest holding at 5.65% of assets on July 31, 2009. Pioneer Cullen Value Fund was the next-largest equity holding at 3.21% of assets.

Pioneer Ibbotson Moderate Allocation Fund

The Fund's Class A shares returned -11.20% at net asset value for the 12 months ended July 31, 2009. Over the same period, the Fund's benchmarks, the Standard and Poor's 500 Index and the Barclays Capital (formerly Lehman Brothers) Aggregate Bond Index returned -19.95% and 7.85%, respectively, while the average return for the 510 funds in Lipper's Mixed-Asset Target
Allocation/Moderate category was -9.65%.

The Fund targeted an asset allocation of 60% equities, 40% fixed income during the period. At the end of the period, the Fund was positioned neutrally with respect to the breakdown between equities and fixed income. Within the equity portion of the Fund, Pioneer Fund was the largest holding at 8.74% of assets on July 31, 2009. Pioneer Fundamental Growth Fund was the next-largest equity holding at 5.88% of assets. Within the fixed-income portion of the Fund, the largest holding at the end of the period was Pioneer Bond Fund at 14.01% of assets, closely followed by Pioneer Short Term Income Fund at 13.35% of assets.

Pioneer Ibbotson Growth Allocation Fund

The Fund's Class A shares returned -15.49% at net asset value for the 12 months ended July 31, 2009. Over the same period, the Fund's benchmarks, the Standard and Poor's 500 Index and the Barclays Capital (formerly Lehman Brothers) Aggregate Bond Index returned -19.95% and 7.85%, respectively,

8 Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09 while the average return for the 661 funds in Lipper's Mixed-Asset Target Allocation/Growth category was -13.05%.

The Fund targeted an asset allocation of 75% equities, 25% fixed income during the period. At the end of the period, the Fund was positioned neutrally with respect to the breakdown between equities and fixed income. Within the equity portion of the Fund, Pioneer Fund was the largest holding at 9.25% of assets on July 31, 2009. Pioneer Fundamental Growth Fund was the next-largest equity holding at 6.19% of assets. Within the fixed-income portion of the Fund, the largest holding at the end of the period was Pioneer Bond Fund at 10.85% of assets, followed by a shorter duration bond fund, Pioneer Short Term Income Fund, at 5.74% of assets.

Pioneer Ibbotson Aggressive Allocation Fund

The Fund's Class A shares returned -19.05% at net asset value for the 12 months ended July 31, 2009. Over the same period, the Fund's benchmarks, the Standard and Poor's 500 Index and the Barclays Capital (formerly Lehman Brothers) Aggregate Bond Index returned -19.95% and 7.85%, respectively, while the average return for the 757 funds in Lipper's Multi-Cap Core category was -19.29%.

The Fund targeted an asset allocation of 90% equities, 10% fixed income during the period. At the end of the period, the Fund was positioned neutrally with respect to the breakdown between equities and fixed income. Within the equity portion of the Fund, Pioneer Fund was the largest holding at 9.55% of assets on July 31, 2009. Pioneer Fundamental Growth Fund was the next-largest equity holding at 7.68% of assets. The fixed-income portion of the Fund was mainly invested in a long-term bond fund, Pioneer Bond Fund, at 6.60% of assets.


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Any information in this shareowner report regarding market or economic trends or the factors influencing each portfolios' historical or future performance are statements of the opinion of the portfolios' management as of the date of this report.

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     9

These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

10  Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Conservative Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on actual returns from February 1, 2009 through July 31, 2009.

-----------------------------------------------------------------------------------------
 Share Class                     A                B                C                Y
-----------------------------------------------------------------------------------------
 Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 2/1/09
-----------------------------------------------------------------------------------------
 Ending Account Value       $ 1,163.38       $ 1,159.28       $ 1,158.43       $ 1,119.13
 on 7/31/09
-----------------------------------------------------------------------------------------
 Expenses Paid              $     7.94       $    12.74       $    12.74       $    41.82
 During Period*
-----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.48%, 2.38%, 2.38% and 7.96% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     11

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Conservative Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2009 through July 31, 2009.

-----------------------------------------------------------------------------------------
 Share Class                     A                B                C                Y
-----------------------------------------------------------------------------------------
 Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 2/1/09
-----------------------------------------------------------------------------------------
 Ending Account Value       $ 1,017.46       $ 1,012.99       $ 1,012.99       $   985.32
 on 7/31/09
-----------------------------------------------------------------------------------------
 Expenses Paid              $     7.40       $    11.88       $    11.88       $    39.18
 During Period*
-----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.48%, 2.38%, 2.38% and 7.96% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

12  Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Moderate Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on actual returns from February 1, 2009 through July 31, 2009.

-----------------------------------------------------------------------------------------
 Share Class                     A                B                C                Y
-----------------------------------------------------------------------------------------
 Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 2/1/09
-----------------------------------------------------------------------------------------
 Ending Account Value       $ 1,214.11       $ 1,210.07       $ 1,210.19       $ 1,221.27
 on 7/31/09
-----------------------------------------------------------------------------------------
 Expenses Paid              $     8.62       $    12.88       $    12.88       $     6.39
 During Period*
-----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.57%, 2.35%, 2.35% and 1.16% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Moderate Allocation
Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2009 through July 31, 2009.

-----------------------------------------------------------------------------------------
 Share Class                     A                B                C                Y
-----------------------------------------------------------------------------------------
 Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 2/1/09
-----------------------------------------------------------------------------------------
 Ending Account Value       $ 1,017.01       $ 1,013.14       $ 1,013.14       $ 1,019.04
 on 7/31/09
-----------------------------------------------------------------------------------------
 Expenses Paid              $     7.85       $    11.73       $    11.73       $     5.81
 During Period*
-----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.57%, 2.35%, 2.35% and 1.16% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

14  Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Growth Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on actual returns from February 1, 2009 through July 31, 2009.

-----------------------------------------------------------------------------------------
 Share Class                     A                B                C                Y
-----------------------------------------------------------------------------------------
 Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 2/1/09
-----------------------------------------------------------------------------------------
 Ending Account Value       $ 1,239.69       $ 1,236.01       $ 1,233.39       $ 1,239.70
 on 7/31/09
-----------------------------------------------------------------------------------------
 Expenses Paid              $     9.22       $    13.53       $    13.51       $     7.00
 During Period*
-----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.66%, 2.44%, 2.44% and 1.26% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Growth Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2009 through July 31, 2009.

-----------------------------------------------------------------------------------------
 Share Class                     A                B                C                Y
-----------------------------------------------------------------------------------------
 Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 2/1/09
-----------------------------------------------------------------------------------------
 Ending Account Value       $ 1,016.56       $ 1,012.69       $ 1,012.69       $ 1,018.55
 on 7/31/09
-----------------------------------------------------------------------------------------
 Expenses Paid              $     8.30       $    12.18       $    12.18       $     6.31
 During Period*
-----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.66%, 2.44%, 2.44% and 1.26% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

16  Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

Comparing Ongoing Fund Expenses
Pioneer Ibbotson Aggressive Allocation Fund

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on actual returns from February 1, 2009 through July 31, 2009.

-----------------------------------------------------------------------------------------
 Share Class                     A                B                C                Y
-----------------------------------------------------------------------------------------
 Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 2/1/09
-----------------------------------------------------------------------------------------
 Ending Account Value       $ 1,259.33       $ 1,254.65       $ 1,254.34       $ 1,260.94
 on 7/31/09
-----------------------------------------------------------------------------------------
 Expenses Paid              $     9.92       $    14.31       $    14.31       $     7.57
 During Period*
-----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.77%, 2.56%, 2.56% and 1.35% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     17

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Ibbotson Aggressive Allocation Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from February 1, 2009 through July, 31, 2009.

-----------------------------------------------------------------------------------------
 Share Class                     A                B                C                Y
-----------------------------------------------------------------------------------------
 Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 Value on 2/1/09
-----------------------------------------------------------------------------------------
 Ending Account Value       $ 1,016.02       $ 1,012.10       $ 1,012.10       $ 1,018.10
 on 7/31/09
-----------------------------------------------------------------------------------------
 Expenses Paid              $     8.85       $    12.77       $    12.77       $     6.76
 During Period*
-----------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio plus the expense ratios of the underlying funds. These combined totals were 1.77%, 2.56%, 2.56% and 1.35% for Class A, Class B, Class C and Class Y shares, respectively. These combined ratios were multiplied by the average account value over the period, and then multiplied by 181/365 (to reflect the one-half year period) to calculate the "Expenses Paid During Period" in the table above.

18  Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

Prices and Distributions | 7/31/09

Net Asset Value per Share
--------------------------------------------------------------------------------
Conservative Allocation Fund

--------------------------------------------------------------------------------
      Class                         7/31/09                          7/31/08
--------------------------------------------------------------------------------
       A                            $ 9.40                           $ 10.48
--------------------------------------------------------------------------------
       B                            $ 9.24                           $ 10.31
--------------------------------------------------------------------------------
       C                            $ 9.21                           $ 10.30
--------------------------------------------------------------------------------
       Y                            $ 9.02                           $ 10.50
--------------------------------------------------------------------------------

Moderate Allocation Fund

--------------------------------------------------------------------------------
      Class                         7/31/09                           7/31/08
--------------------------------------------------------------------------------
       A                            $ 8.79                           $ 10.89
--------------------------------------------------------------------------------
       B                            $ 8.41                           $ 10.39
--------------------------------------------------------------------------------
       C                            $ 8.29                           $ 10.30
--------------------------------------------------------------------------------
       Y                            $ 8.89                           $ 10.94
--------------------------------------------------------------------------------

Growth Allocation Fund

--------------------------------------------------------------------------------
      Class                         7/31/09                          7/31/08
--------------------------------------------------------------------------------
       A                            $ 8.74                           $ 11.50
--------------------------------------------------------------------------------
       B                            $ 7.75                           $ 10.33
--------------------------------------------------------------------------------
       C                            $ 8.30                           $ 10.99
--------------------------------------------------------------------------------
       Y                            $ 9.00                           $ 11.64
--------------------------------------------------------------------------------

Aggressive Allocation Fund

--------------------------------------------------------------------------------
      Class                         7/31/09                           7/31/08
--------------------------------------------------------------------------------
       A                            $ 8.45                           $ 11.85
--------------------------------------------------------------------------------
       B                            $ 7.93                           $ 11.29
--------------------------------------------------------------------------------
       C                            $ 8.04                           $ 11.43
--------------------------------------------------------------------------------
       Y                            $ 8.55                           $ 12.02
--------------------------------------------------------------------------------

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     19

Distributions per Share: 8/1/08-7/31/09
--------------------------------------------------------------------------------

Conservative Allocation Fund

--------------------------------------------------------------------------------
                   Net Investment      Short-Term        Long-Term
      Class           Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A            $ 0.3101            $ 0.0006          $ 0.2179
--------------------------------------------------------------------------------
       B            $ 0.2332            $ 0.0006          $ 0.2179
--------------------------------------------------------------------------------
       C            $ 0.2313            $ 0.0006          $ 0.2179
--------------------------------------------------------------------------------
       Y            $ 0.1058            $ 0.0006          $ 0.2179
--------------------------------------------------------------------------------

Moderate Allocation Fund

--------------------------------------------------------------------------------
                   Net Investment      Short-Term        Long-Term
      Class           Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A            $ 0.1324             $    --          $ 0.6067
--------------------------------------------------------------------------------
       B            $ 0.0283             $    --          $ 0.6067
--------------------------------------------------------------------------------
       C            $ 0.0589             $    --          $ 0.6067
--------------------------------------------------------------------------------
       Y            $ 0.1827             $    --          $ 0.6067
--------------------------------------------------------------------------------

Growth Allocation Fund

--------------------------------------------------------------------------------
                   Net Investment      Short-Term        Long-Term
      Class           Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A            $ 0.0441             $    --          $ 0.7701
--------------------------------------------------------------------------------
       B            $     --             $    --          $ 0.7701
--------------------------------------------------------------------------------
       C            $     --             $    --          $ 0.7701
--------------------------------------------------------------------------------
       Y            $ 0.0979             $    --          $ 0.7701
--------------------------------------------------------------------------------

Aggressive Allocation Fund

--------------------------------------------------------------------------------
                   Net Investment      Short-Term        Long-Term
      Class           Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A             $     --            $     --         $ 0.9465
--------------------------------------------------------------------------------
       B             $     --            $     --         $ 0.9465
--------------------------------------------------------------------------------
       C             $     --            $     --         $ 0.9465
--------------------------------------------------------------------------------
       Y             $     --            $     --         $ 0.9465
--------------------------------------------------------------------------------

20  Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

Portfolio Summary | 7/31/09
Pioneer Ibbotson Conservative Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Fixed Income                    70%
Equity                          30%

Short Term Bond Fund               27.00%
----------------------------------------
Domestic Corporate Bonds           17.00
----------------------------------------
Cash & Cash Equivalents            13.00
----------------------------------------
High-Yield Corporate Bonds         13.00
----------------------------------------
Large-Cap Growth                    9.00
----------------------------------------
Large-Cap Value                     9.00
----------------------------------------
International Equities              8.00
----------------------------------------
Mid/Small Cap Value                 2.00
----------------------------------------
Mid/Small Cap Growth                2.00
----------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                         International Stocks
---------------------------------------------------------------------------------------------
Pioneer Fund                               5.65%    Pioneer Global Equity               3.74%
---------------------------------------------------------------------------------------------
Pioneer Cullen Value                       3.21     Pioneer International Value         3.00
---------------------------------------------------------------------------------------------
Pioneer Fundamental Growth                 2.75     Pioneer Emerging Markets            1.25
---------------------------------------------------------------------------------------------
Pioneer Disciplined Growth                 2.62     Bonds
---------------------------------------------------------------------------------------------
Pioneer Research                           2.39     Pioneer Short Term Income          24.30%
---------------------------------------------------------------------------------------------
Pioneer Disciplined Value                  2.15     Pioneer Bond                       23.63
---------------------------------------------------------------------------------------------
Pioneer Growth Opportunities               1.15     Pioneer Strategic Income            6.31
---------------------------------------------------------------------------------------------
Pioneer Small Cap Value                    1.15     Pioneer Global High Yield           5.87
---------------------------------------------------------------------------------------------
Pioneer Mid Cap Growth                     1.11     Pioneer High Yield                  4.64
---------------------------------------------------------------------------------------------
Pioneer Mid Cap Value                      1.08     Pioneer Floating Rate               0.94
---------------------------------------------------------------------------------------------
Pioneer Equity Income                      1.06
---------------------------------------------------------------------------------------------
Pioneer Real Estate Shares                 0.83
---------------------------------------------------------------------------------------------
Pioneer Independence                       0.54
---------------------------------------------------------------------------------------------
Pioneer Oak Ridge Large Cap Growth         0.39
---------------------------------------------------------------------------------------------
Pioneer Value                              0.24
---------------------------------------------------------------------------------------------

This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     21

Performance Update | 7/31/09                                      Class A Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of July 31, 2009)
--------------------------------------------------------------------------------
                                                         Public
                                         Net Asset       Offering
 Period                                  Value (NAV)     Price (POP)
--------------------------------------------------------------------------------
 Life-of-Class
 (5/12/05)                                 1.72%           0.30%
 1 Year                                   -4.44           -9.94
--------------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2008)
--------------------------------------------------------------------------------
                                          Gross            Net
--------------------------------------------------------------------------------
                                           1.54%           1.39%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer Ibbotson        Barclays Capital
                 Conservative              Aggregate           Standard & Poor's
                Allocation Fund            Bond Index           500 Stock Index
--------------------------------------------------------------------------------
5/05                $ 9,425                 $10,000                 $10,000
7/05                  9,599                   9,963                  10,387
7/06                  9,919                  10,108                  10,945
7/07                 10,800                  10,672                  12,710
7/08                 10,490                  11,329                  11,300
7/09                 10,024                  12,217                   9,046

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/11 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

22  Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

Performance Update | 7/31/09                                      Class B Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of July 31, 2009)
--------------------------------------------------------------------------------
                                           If          If
 Period                                    Held        Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (5/12/05)                                   0.84%        0.63%
 1 Year                                     -5.31        -8.89
--------------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2008)
--------------------------------------------------------------------------------
                                           Gross        Net
--------------------------------------------------------------------------------
                                             2.38%        2.29%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer Ibbotson        Barclays Capital
                 Conservative              Aggregate           Standard & Poor's
                Allocation Fund            Bond Index           500 Stock Index
--------------------------------------------------------------------------------
5/05                $10,000                 $10,000                 $10,000
7/05                 10,178                   9,963                  10,387
7/06                 10,409                  10,108                  10,945
7/07                 11,250                  10,672                  12,710
7/08                 10,832                  11,329                  11,300
7/09                 10,166                  12,217                   9,046

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.
Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/10 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     23

Performance Update | 7/31/09                                      Class C Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of July 31, 2009)
--------------------------------------------------------------------------------
                                           If          If
 Period                                    Held        Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (5/12/05)                                   0.79%        0.79%
 1 Year                                     -5.53        -5.53
--------------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2008)
--------------------------------------------------------------------------------
                                           Gross        Net
--------------------------------------------------------------------------------
                                             2.28%        2.28%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer Ibbotson        Barclays Capital
                 Conservative              Aggregate           Standard & Poor's
                Allocation Fund            Bond Index           500 Stock Index
--------------------------------------------------------------------------------
5/05                $10,000                 $10,000                 $10,000
7/05                 10,168                   9,963                  10,387
7/06                 10,419                  10,108                  10,945
7/07                 11,253                  10,672                  12,710
7/08                 10,844                  11,329                  11,300
7/09                 10,244                  12,217                   9,046

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/10 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

24  Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

Performance Update | 7/31/09                                      Class Y Shares
Pioneer Ibbotson Conservative Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Conservative Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

 Average Annual Total Returns
 (As of July 31, 2009)
--------------------------------------------------------------------------------
                                          If          If
 Period                                   Held        Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (5/12/05)*                                  0.00%        0.00%
 1 Year                                    -10.66       -10.66
--------------------------------------------------------------------------------

 Expense Ratio
 (Per prospectus dated December 1, 2008)
--------------------------------------------------------------------------------
                                            Gross        Net
--------------------------------------------------------------------------------
                                             1.90%        1.90%
--------------------------------------------------------------------------------

 * Inception date of Class A Shares.


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                Pioneer Ibbotson        Barclays Capital
                 Conservative              Aggregate           Standard & Poor's
                Allocation Fund            Bond Index           500 Stock Index
--------------------------------------------------------------------------------
5/05                $10,000                  $10,000                  $10,000
7/05                 10,188                    9,963                   10,387
7/06                 10,538                   10,108                   10,945
7/07                 11,477                   10,672                   12,710
7/08                 11,084                   11,329                   11,300
7/09                  9,902                   12,217                    9,046

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of the Fund's Class Y shares on 10/5/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     25

Portfolio Summary | 7/31/09
Pioneer Ibbotson Moderate Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Equity                60%
Fixed Income          40%

Short Term Bond                              17.00%
--------------------------------------------------
Large-Cap Growth                             15.50
--------------------------------------------------
Large-Cap Value                              15.50
--------------------------------------------------
International Equities                       12.00
--------------------------------------------------
Domestic Corporate Bonds                      9.00
--------------------------------------------------
High-Yield Corporate Bonds                    8.00
--------------------------------------------------
Mid/Small Cap Value                           6.00
--------------------------------------------------
Cash & Cash Equivalents                       6.00
--------------------------------------------------
Mid/Small Cap Growth                          6.00
--------------------------------------------------
Real Estate Investment Trusts (REIT)          3.00
--------------------------------------------------
Emerging Market                               2.00
--------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                         International Stocks
---------------------------------------------------------------------------------------------
Pioneer Fund                               8.74%    Pioneer International Value         6.92%
---------------------------------------------------------------------------------------------
Pioneer Fundamental Growth                 5.88     Pioneer Global Equity               6.34
---------------------------------------------------------------------------------------------
Pioneer Research                           4.61     Pioneer Emerging Markets            2.47
---------------------------------------------------------------------------------------------
Pioneer Growth Opportunities               4.26     Bonds
---------------------------------------------------------------------------------------------
Pioneer Cullen Value                       4.03     Pioneer Bond                       14.01%
---------------------------------------------------------------------------------------------
Pioneer Real Estate Shares                 3.22     Pioneer Short Term Income          13.35
---------------------------------------------------------------------------------------------
Pioneer Small Cap Value                    3.17     Pioneer Global High Yield           4.26
---------------------------------------------------------------------------------------------
Pioneer Mid Cap Value                      3.08     Pioneer High Yield                  3.32
---------------------------------------------------------------------------------------------
Pioneer Disciplined Growth                 2.55     Pioneer Strategic Income            2.25
---------------------------------------------------------------------------------------------
Pioneer Disciplined Value                  2.32     Pioneer Government Income           0.01
---------------------------------------------------------------------------------------------
Pioneer Mid Cap Growth                     2.10
---------------------------------------------------------------------------------------------
Pioneer Independence                       1.13
---------------------------------------------------------------------------------------------
Pioneer Equity Income                      0.99
---------------------------------------------------------------------------------------------
Pioneer Oak Ridge Large Cap Growth         0.80
---------------------------------------------------------------------------------------------
Pioneer Value                              0.19
---------------------------------------------------------------------------------------------

This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

26  Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

Performance Update | 7/31/09                                      Class A Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2009)
-------------------------------------------------------------------
                                                        Public
                                        Net Asset       Offering
Period                                  Value (NAV)     Price (POP)
-------------------------------------------------------------------
Life-of-Class
(8/9/04)                                   2.13%           0.93%
1 Year                                   -11.20          -16.27
-------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2008)
-------------------------------------------------------------------
                                          Gross            Net
-------------------------------------------------------------------
                                           1.42%           1.42%
-------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                Pioneer Ibbotson      Barclays Capital     Standard & Poor's
                    Moderate             Aggregate                500
                 Allocation Fund         Bond Index           Stock Index
8/04                 $9,425               $10,000                $10,000
7/05                 10,570                10,283                 11,359
7/06                 11,097                10,433                 11,970
7/07                 12,493                11,015                 13,900
7/08                 11,560                11,692                 12,358
7/09                 10,266                12,610                  9,893

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/11 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     27

Performance Update | 7/31/09                                      Class B Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2009)
---------------------------------------------------------------
                                          If           If
Period                                    Held         Redeemed
---------------------------------------------------------------
Life-of-Class
(8/9/04)                                    0.68%        0.51%
1 Year                                    -11.81       -15.05
---------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2008)
---------------------------------------------------------------
                                           Gross         Net
---------------------------------------------------------------
                                            2.29%        2.25%
---------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                Pioneer Ibbotson      Barclays Capital     Standard & Poor's
                    Moderate             Aggregate                500
                 Allocation Fund         Bond Index           Stock Index
8/04                $10,000               $10,000                $10,000
7/05                 10,978                10,283                 11,359
7/06                 11,417                10,433                 11,970
7/07                 12,753                11,015                 13,900
7/08                 11,691                11,692                 12,358
7/09                 10,227                12,610                  9,893

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.
Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/10 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

28  Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

Performance Update | 7/31/09                                      Class C Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2009)
---------------------------------------------------------------
                                          If           If
Period                                    Held         Redeemed
---------------------------------------------------------------
Life-of-Class
(8/9/04)                                    0.59%        0.59%
1 Year                                    -11.85       -11.85
---------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2008)
---------------------------------------------------------------
                                           Gross         Net
---------------------------------------------------------------
                                            2.16%        2.16%
---------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                Pioneer Ibbotson      Barclays Capital     Standard & Poor's
                    Moderate             Aggregate                500
                 Allocation Fund         Bond Index           Stock Index
8/04                $10,000               $10,000                $10,000
7/05                 11,122                10,283                 11,359
7/06                 11,573                10,433                 11,970
7/07                 12,941                11,015                 13,900
7/08                 11,882                11,692                 12,358
7/09                 10,474                12,610                  9,893

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/10 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     29

Performance Update | 7/31/09                                      Class Y Shares
Pioneer Ibbotson Moderate Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Moderate Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2009)
---------------------------------------------------------------
                                          If           If
Period                                    Held         Redeemed
---------------------------------------------------------------
Life-of-Class
(8/9/04)*                                   2.64%        2.64%
1 Year                                    -10.09       -10.09
---------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2008)
---------------------------------------------------------------
                                           Gross        Net
---------------------------------------------------------------
                                            1.04%        1.04%
---------------------------------------------------------------

* Inception date of Class A Shares.

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                Pioneer Ibbotson      Barclays Capital     Standard & Poor's
                    Moderate             Aggregate                500
                 Allocation Fund         Bond Index           Stock Index
8/04                 $10,000              $10,000                $10,000
7/05                  11,213               10,283                 11,359
7/06                  11,826               10,433                 11,970
7/07                  13,361               11,015                 13,900
7/08                  12,413               11,692                 12,358
7/09                  11,160               12,610                  9,893

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of the Fund's Class Y shares on 9/23/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

30  Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

Portfolio Summary | 7/31/09
Pioneer Ibbotson Growth Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Equity                75%
Fixed Income          25%

Large-Cap Value                              17.50%
---------------------------------------------------
Large-Cap Growth                             16.50
---------------------------------------------------
International Equities                       16.00
---------------------------------------------------
Short Term Bond                              12.50
---------------------------------------------------
Mid/Small Cap Growth                          8.50
---------------------------------------------------
Mid/Small Cap Value                           8.50
---------------------------------------------------
Domestic Corporate Bonds                      7.50
---------------------------------------------------
High-Yield Corporate Bonds                    5.00
---------------------------------------------------
Emerging Market                               4.00
---------------------------------------------------
Real Estate Investment Trusts (REIT)          4.00
---------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                         International Stocks
Pioneer Fund                               9.25%    Pioneer International Value          8.38%
Pioneer Fundamental Growth                 6.19     Pioneer Global Equity                7.85
Pioneer Mid Cap Value                      4.88     Pioneer Emerging Markets             5.10
Pioneer Growth Opportunities               4.78     Bonds
Pioneer Small Cap Value                    4.69     Pioneer Bond                        10.85%
Pioneer Real Estate Shares                 4.38     Pioneer Short Term Income            5.74
Pioneer Research                           4.34     Pioneer High Yield                   2.56
Pioneer Cullen Value                       4.13     Pioneer Global High Yield            2.23
Pioneer Disciplined Growth                 3.39     Pioneer Strategic Income             1.22
Pioneer Mid Cap Growth                     3.02     Pioneer Government Income            0.01
Pioneer Equity Income                      2.81
Pioneer Disciplined Value                  2.49
Pioneer Oak Ridge Large Cap Growth         0.71
Pioneer Value                              0.57
Pioneer Independence                       0.43

This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     31

Performance Update | 7/31/09                                      Class A Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2009)
-------------------------------------------------------------------
                                                        Public
                                        Net Asset       Offering
Period                                  Value (NAV)     Price (POP)
-------------------------------------------------------------------
Life-of-Class
(8/9/04)                                   1.85%           0.64%
1 Year                                   -15.49          -20.34
-------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2008)
-------------------------------------------------------------------
                                          Gross            Net
-------------------------------------------------------------------
                                           1.62%           1.59%
-------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                Pioneer Ibbotson      Barclays Capital     Standard & Poor's
                     Growth              Aggregate                500
                 Allocation Fund         Bond Index           Stock Index
8/04                 $9,425               $10,000               $10,000
7/05                 10,892                10,283                11,359
7/06                 11,577                10,433                11,970
7/07                 13,281                11,015                13,900
7/08                 11,969                11,692                12,358
7/09                 10,115                12,610                 9,893

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/11 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

32  Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

Performance Update | 7/31/09                                      Class B Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond
Index.

Average Annual Total Returns
(As of July 31, 2009)
----------------------------------------------------------------
                                           If           If
Period                                     Held         Redeemed
----------------------------------------------------------------
Life-of-Class
(8/9/04)                                    -0.65%       -0.81%
1 Year                                     -16.05       -19.05
----------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2008)
----------------------------------------------------------------
                                            Gross        Net
----------------------------------------------------------------
                                             2.48%        2.37%
----------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                Pioneer Ibbotson      Barclays Capital     Standard & Poor's
                     Growth              Aggregate                500
                 Allocation Fund         Bond Index           Stock Index
8/04                $10,000               $10,000                $10,000
7/05                 11,046                10,283                 11,359
7/06                 11,657                10,433                 11,970
7/07                 13,250                11,015                 13,900
7/08                 11,838                11,692                 12,358
7/09                  9,859                12,610                  9,893

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.
Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/10 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     33

Performance Update | 7/31/09                                      Class C Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond
Index.

Average Annual Total Returns
(As of July 31, 2009)
---------------------------------------------------------------
                                          If           If
Period                                    Held         Redeemed
---------------------------------------------------------------
Life-of-Class
(8/9/04)                                    0.50%        0.50%
1 Year                                    -16.08       -16.08
---------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2008)
---------------------------------------------------------------
                                           Gross        Net
---------------------------------------------------------------
                                            2.32%        2.32%
---------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                Pioneer Ibbotson      Barclays Capital     Standard & Poor's
                     Growth              Aggregate                500
                 Allocation Fund         Bond Index           Stock Index
8/04                $10,000               $10,000                $10,000
7/05                 11,310                10,283                 11,359
7/06                 11,933                10,433                 11,970
7/07                 13,575                11,015                 13,900
7/08                 12,158                11,692                 12,358
7/09                 10,203                12,610                  9,893

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/10 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

34  Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

Performance Update | 7/31/09                                      Class Y Shares
Pioneer Ibbotson Growth Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Growth Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond
Index.

Average Annual Total Returns
(As of July 31, 2009)
---------------------------------------------------------------
                                          If           If
Period                                    Held         Redeemed
---------------------------------------------------------------
Life-of-Class
(8/9/04)*                                   2.68%        2.68%
1 Year                                    -13.68       -13.68
---------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2008)
---------------------------------------------------------------
                                           Gross        Net
---------------------------------------------------------------
                                            1.18%        1.18%
---------------------------------------------------------------

* Inception date of Class A Shares.

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                Pioneer Ibbotson      Barclays Capital     Standard & Poor's
                     Growth              Aggregate                500
                 Allocation Fund         Bond Index           Stock Index
8/04                $10,000               $10,000               $10,000
7/05                 11,553                10,283                11,359
7/06                 12,387                10,433                11,970
7/07                 14,229                11,015                13,900
7/08                 12,942                11,692                12,358
7/09                 11,171                12,610                 9,893

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of the Fund's Class Y shares on 9/26/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance shown table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     35

Portfolio Summary | 7/31/09
Pioneer Ibbotson Aggressive Allocation Fund

Target Asset Allocations
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Equity              90%
Fixed Income        10%

International Equities                       21.00%
---------------------------------------------------
Large-Cap Growth                             19.00
---------------------------------------------------
Large-Cap Value                              19.00
---------------------------------------------------
Mid/Small Cap Growth                         10.50
---------------------------------------------------
Mid/Small Cap Value                          10.50
---------------------------------------------------
Domestic Corporate Bonds                      7.00
---------------------------------------------------
Emerging Market                               5.00
---------------------------------------------------
Real Estate Investment Trusts (REIT)          5.00
---------------------------------------------------
Short Term Bond                               3.00
---------------------------------------------------

Actual Portfolio Holdings
(based on total portfolio)
--------------------------------------------------------------------------------

U.S. Stocks                                          International Stocks
-------------------------------------------------------------------------------------------
Pioneer Fund                                9.55%    Pioneer International Value     11.70%
-------------------------------------------------------------------------------------------
Pioneer Fundamental Growth                  7.68     Pioneer Global Equity           10.12
-------------------------------------------------------------------------------------------
Pioneer Small Cap Value                     7.61     Pioneer Emerging Markets         6.08
-------------------------------------------------------------------------------------------
Pioneer Growth Opportunities                6.40     Bonds
-------------------------------------------------------------------------------------------
Pioneer Real Estate Shares                  6.09     Pioneer Bond                     6.60%
-------------------------------------------------------------------------------------------
Pioneer Mid Cap Value                       5.95     Pioneer High Yield               0.46
-------------------------------------------------------------------------------------------
Pioneer Research                            4.25
-------------------------------------------------------------------------------------------
Pioneer Cullen Value                        4.15
-------------------------------------------------------------------------------------------
Pioneer Disciplined Growth                  3.59
-------------------------------------------------------------------------------------------
Pioneer Mid Cap Growth                      3.08
-------------------------------------------------------------------------------------------
Pioneer Disciplined Value                   2.52
-------------------------------------------------------------------------------------------
Pioneer Equity Income                       2.46
-------------------------------------------------------------------------------------------
Pioneer Oak Ridge Large Cap Growth          1.12
-------------------------------------------------------------------------------------------
Pioneer Value                               0.30
-------------------------------------------------------------------------------------------
Pioneer Independence                        0.29
-------------------------------------------------------------------------------------------

This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

36  Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

Performance Update | 7/31/09                                      Class A Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund at public offering price, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2009)
-------------------------------------------------------------------
                                                        Public
                                        Net Asset       Offering
Period                                  Value (NAV)     Price (POP)
-------------------------------------------------------------------
Life-of-Class
(8/9/04)                                   1.58%           0.38%
1 Year                                   -19.05          -23.69
-------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2008)
-------------------------------------------------------------------
                                          Gross            Net
-------------------------------------------------------------------
                                           1.73%           1.70%
-------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                Pioneer Ibbotson      Barclays Capital     Standard & Poor's
                   Aggressive            Aggregate                500
                 Allocation Fund         Bond Index           Stock Index

8/04                  $9,425             $10,000               $10,000
7/05                  11,173              10,283                11,359
7/06                  11,989              10,433                11,970
7/07                  13,956              11,015                13,900
7/08                  12,276              11,692                12,358
7/09                   9,938              12,610                 9,893

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of the maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 12/1/11 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     37

Performance Update | 7/31/09                                      Class B Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2009)
---------------------------------------------------------------
                                          If           If
Period                                    Held         Redeemed
---------------------------------------------------------------
Life-of-Class
(8/9/04)                                    0.15%       -0.01%
1 Year                                    -19.69       -22.50
---------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2008)
---------------------------------------------------------------
                                           Gross        Net
---------------------------------------------------------------
                                            2.60%        2.49%
---------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                Pioneer Ibbotson      Barclays Capital     Standard & Poor's
                   Aggressive            Aggregate                500
                 Allocation Fund         Bond Index           Stock Index
8/04                 $10,000              $10,000               $10,000
7/05                  11,690               10,283                11,359
7/06                  12,434               10,433                11,970
7/07                  14,361               11,015                13,900
7/08                  12,534               11,692                12,358
7/09                   9,987               12,610                 9,893

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.
Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/10 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

38  Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

Performance Update | 7/31/09                                      Class C Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2009)
---------------------------------------------------------------
                                          If           If
Period                                    Held         Redeemed
---------------------------------------------------------------
Life-of-Class
(8/9/04)                                    0.46%        0.46%
1 Year                                    -19.71       -19.71
---------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2008)
---------------------------------------------------------------
                                           Gross        Net
---------------------------------------------------------------
                                            2.42%        2.42%
---------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                Pioneer Ibbotson      Barclays Capital     Standard & Poor's
                   Aggressive            Aggregate                500
                 Allocation Fund         Bond Index           Stock Index
8/04                 $10,000              $10,000               $10,000
7/05                  11,563               10,283                11,359
7/06                  12,299               10,433                11,970
7/07                  14,221               11,015                13,900
7/08                  12,429               11,692                12,358
7/09                   9,979               12,610                 9,893

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 1/1/10 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     39

Performance Update | 7/31/09                                      Class Y Shares
Pioneer Ibbotson Aggressive Allocation Fund

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Ibbotson Aggressive Allocation Fund, compared to that of the Standard & Poor's 500 Stock Index and Barclays Capital Aggregate Bond Index.

Average Annual Total Returns
(As of July 31, 2009)
---------------------------------------------------------------
                                          If           If
Period                                    Held         Redeemed
---------------------------------------------------------------
Life-of-Class
(8/9/04)*                                   1.96%        1.96%
1 Year                                    -19.35       -19.35
---------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 1, 2008)
---------------------------------------------------------------
                                           Gross        Net
---------------------------------------------------------------
                                            1.24%        1.24%
---------------------------------------------------------------

* Inception date of Class A Shares.

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                Pioneer Ibbotson      Barclays Capital     Standard & Poor's
                   Aggressive            Aggregate                500
                 Allocation Fund         Bond Index           Stock Index
8/04                 $10,000              $10,000               $10,000
7/05                  11,860               10,283                11,359
7/06                  12,759               10,433                11,970
7/07                  14,941               11,015                13,900
7/08                  13,323               11,692                12,358
7/09                  10,745               12,610                 9,893

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of the Fund's Class Y shares on 9/23/05 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Barclays Capital Aggregate Bond Index is a measure of the U.S. bond market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

40  Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

Schedule of Investments | 7/31/09
Pioneer Ibbotson Conservative Allocation Fund

------------------------------------------------------------------------
 Shares                                                      Value
------------------------------------------------------------------------
               MUTUAL FUNDS -- 93.3%
               PIONEER FUNDS* -- 93.3%
1,085,111      Pioneer Bond Fund Class Y                     $ 9,505,577
   84,711      Pioneer Cullen Value Fund Class Y               1,290,990
  125,700      Pioneer Disciplined Growth Fund Class Y         1,054,626
  109,336      Pioneer Disciplined Value Fund Class Y            867,038
   20,594      Pioneer Emerging Markets Fund Class Y             504,345
   21,753      Pioneer Equity Income Fund Class Y                427,451
   59,079      Pioneer Floating Rate Fund Class Y                377,515
   71,637      Pioneer Fund Class Y                            2,273,756
  111,640      Pioneer Fundamental Growth Fund Class Y         1,106,348
  183,817      Pioneer Global Equity Fund Class Y              1,505,457
  285,210      Pioneer Global High Yield Fund Class Y          2,361,539
   22,714      Pioneer Growth Opportunities Fund Class Y         465,182
  230,818      Pioneer High Yield Fund Class Y                 1,865,007
   24,995      Pioneer Independence Fund Class Y                 216,454
   69,124      Pioneer International Value Fund Class Y        1,208,986
   40,326      Pioneer Mid-Cap Growth Fund Class Y               444,800
   25,530      Pioneer Mid-Cap Value Fund Class Y                433,491
   15,383      Pioneer Oak Ridge Large Cap Growth Fund
               Class Y                                           155,370
   26,729      Pioneer Real Estate Shares Fund Class Y           334,114
  131,031      Pioneer Research Fund Class Y                     961,764
1,051,103      Pioneer Short Term Income Fund Class Y          9,775,254
   25,961      Pioneer Small Cap Value Fund Class Y              464,183
  258,677      Pioneer Strategic Income Fund Class Y           2,537,623
    9,977      Pioneer Value Fund Class Y                         95,383
------------------------------------------------------------------------
               TOTAL INVESTMENTS IN SECURITIES -- 93.3%
               (Cost $40,946,291) (a)                        $40,232,253
------------------------------------------------------------------------
               OTHER ASSETS AND
               LIABILITIES -- 6.7%                           $ 2,909,598
------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                    $43,141,851
========================================================================

*    Affiliated funds managed by Pioneer Investment Management, Inc.

(a) At July 31, 2009, the net unrealized loss on investments based on cost for federal tax purposes of $42,044,102 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $ 1,060,747
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (2,872,596)
                                                                                   -----------
       Net unrealized loss                                                         $(1,811,849)
                                                                                   ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended July 31, 2009 aggregated $19,516,045 and $21,329,831, respectively.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     41

Schedule of Investments | 7/31/09
Pioneer Ibbotson Conservative Allocation Fund (continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 --  quoted prices in active markets for identical securities
  Level 2 --  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 --  significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of July 31, 2009, in valuing the Fund's assets:

-------------------------------------------------------------------------
                 Level 1          Level 2       Level 3       Total
-------------------------------------------------------------------------
Mutual Funds     $40,232,253      $ --          $ --          $40,232,253
-------------------------------------------------------------------------
Total            $40,232,253      $ --          $ --          $40,232,253
=========================================================================

The accompanying notes are an integral part of these financial statements.

42  Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

Schedule of Investments | 7/31/09
Pioneer Ibbotson Moderate Allocation Fund

-------------------------------------------------------------------------
Shares                                                       Value
-------------------------------------------------------------------------
               MUTUAL FUNDS -- 99.1%
               PIONEER FUNDS* -- 99.1%
3,191,824      Pioneer Bond Fund Class Y                     $ 27,960,381
  527,905      Pioneer Cullen Value Fund Class Y                8,045,268
  605,540      Pioneer Disciplined Growth Fund Class Y          5,080,482
  582,879      Pioneer Disciplined Value Fund Class Y           4,622,227
  201,734      Pioneer Emerging Markets Fund Class Y            4,940,459
  101,053      Pioneer Equity Income Fund Class Y               1,985,697
  549,733      Pioneer Fund Class Y                            17,448,527
1,184,481      Pioneer Fundamental Growth Fund Class Y         11,738,207
1,544,907      Pioneer Global Equity Fund Class Y              12,652,789
1,027,036      Pioneer Global High Yield Fund Class Y           8,503,860
    1,599      Pioneer Government Income Fund Class Y              15,720
  415,695      Pioneer Growth Opportunities Fund Class Y        8,513,439
  820,705      Pioneer High Yield Fund Class Y                  6,631,300
  260,282      Pioneer Independence Fund Class Y                2,254,038
  790,376      Pioneer International Value Fund Class Y        13,823,685
  379,435      Pioneer Mid-Cap Growth Fund Class Y              4,185,167
  362,292      Pioneer Mid-Cap Value Fund Class Y               6,151,722
  158,723      Pioneer Oak Ridge Large Cap Growth Fund
               Class Y                                          1,603,102
  514,558      Pioneer Real Estate Shares Fund Class Y          6,431,977
1,252,692      Pioneer Research Fund Class Y                    9,194,762
2,866,238      Pioneer Short Term Income Fund Class Y          26,656,017
  353,371      Pioneer Small Cap Value Fund Class Y             6,318,270
  458,872      Pioneer Strategic Income Fund Class Y            4,501,539
   39,510      Pioneer Value Fund Class Y                         377,716
-------------------------------------------------------------------------
               TOTAL INVESTMENTS IN SECURITIES -- 99.1%
               (Cost $214,290,207) (a)                       $199,636,351
-------------------------------------------------------------------------
               OTHER ASSETS AND
               LIABILITIES -- 0.9%                           $  1,874,007
-------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                    $201,510,358
=========================================================================

*    Affiliated funds managed by Pioneer Investment Management, Inc.

(a) At July 31, 2009, the net unrealized loss on investments based on cost for federal tax purposes of $217,923,459 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $  7,957,242
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (26,244,350)
                                                                                   ------------
       Net unrealized loss                                                         $(18,287,108)
                                                                                   ============

Purchases and sales of securities (excluding temporary cash investments) for the year ended July 31, 2009 aggregated $85,837,245 and $137,663,125, respectively.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     43

Schedule of Investments | 7/31/09
Pioneer Ibbotson Moderate Allocation Fund (continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 --  quoted prices in active markets for identical securities
  Level 2 --  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 --  significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of July 31, 2009, in valuing the Fund's assets:

---------------------------------------------------------------------------
                 Level 1           Level 2       Level 3       Total
---------------------------------------------------------------------------
Mutual Funds     $199,636,351      $ --          $ --          $199,636,351
---------------------------------------------------------------------------
Total            $199,636,351      $ --          $ --          $199,636,351
===========================================================================

The accompanying notes are an integral part of these financial statements.

44  Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

Schedule of Investments | 7/31/09
Pioneer Ibbotson Growth Allocation Fund

-------------------------------------------------------------------------
Shares                                                       Value
-------------------------------------------------------------------------
               MUTUAL FUNDS -- 99.6%
               PIONEER FUNDS* -- 99.6%
2,380,169      Pioneer Bond Fund Class Y                     $ 20,850,284
  521,339      Pioneer Cullen Value Fund Class Y                7,945,210
  776,874      Pioneer Disciplined Growth Fund Class Y          6,517,971
  602,910      Pioneer Disciplined Value Fund Class Y           4,781,077
  400,137      Pioneer Emerging Markets Fund Class Y            9,799,348
  275,364      Pioneer Equity Income Fund Class Y               5,410,898
  560,368      Pioneer Fund Class Y                            17,786,069
1,200,014      Pioneer Fundamental Growth Fund Class Y         11,892,139
1,841,989      Pioneer Global Equity Fund Class Y              15,085,888
  517,077      Pioneer Global High Yield Fund Class Y           4,281,399
    1,059      Pioneer Government Income Fund Class Y              10,408
  448,852      Pioneer Growth Opportunities Fund Class Y        9,192,495
  609,118      Pioneer High Yield Fund Class Y                  4,921,672
   94,655      Pioneer Independence Fund Class Y                  819,714
  921,032      Pioneer International Value Fund Class Y        16,108,858
  526,449      Pioneer Mid-Cap Growth Fund Class Y              5,806,729
  552,811      Pioneer Mid-Cap Value Fund Class Y               9,386,739
  135,255      Pioneer Oak Ridge Large Cap Growth Fund
               Class Y                                          1,366,071
  673,507      Pioneer Real Estate Shares Fund Class Y          8,418,832
1,136,735      Pioneer Research Fund Class Y                    8,343,637
1,187,353      Pioneer Short Term Income Fund Class Y          11,042,382
  504,645      Pioneer Small Cap Value Fund Class Y             9,023,055
  239,040      Pioneer Strategic Income Fund Class Y            2,344,979
  114,118      Pioneer Value Fund Class Y                       1,090,967
-------------------------------------------------------------------------
               TOTAL INVESTMENTS IN SECURITIES -- 99.6%
               (Cost $211,542,523) (a)                       $192,226,821
-------------------------------------------------------------------------
               OTHER ASSETS AND
               LIABILITIES -- 0.4%                           $    826,792
-------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                    $193,053,613
=========================================================================

*   Affiliated funds managed by Pioneer Investment Management, Inc.

(a) At July 31, 2009, the net unrealized loss on investments based on cost for federal tax purposes of $214,053,466 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $  8,787,919
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (30,614,564)
                                                                                   ------------
       Net unrealized loss                                                         $(21,826,645)
                                                                                   ============

Purchases and sales of securities (excluding temporary cash investments) for the year ended July 31, 2009 aggregated $91,648,836 and $146,338,969, respectively.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     45

Schedule of Investments | 7/31/09
Pioneer Ibbotson Growth Allocation Fund (continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 --  quoted prices in active markets for identical securities
  Level 2 --  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 --  significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of July 31, 2009, in valuing the Fund's assets:

---------------------------------------------------------------------------
                 Level 1           Level 2       Level 3       Total
---------------------------------------------------------------------------
Mutual Funds     $192,226,821      $ --          $ --          $192,226,821
---------------------------------------------------------------------------
Total            $192,226,821      $ --          $ --          $192,226,821
===========================================================================

The accompanying notes are an integral part of these financial statements.

46  Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

Schedule of Investments | 7/31/09
Pioneer Ibbotson Aggressive Allocation Fund

------------------------------------------------------------------------
Shares                                                      Value
------------------------------------------------------------------------
              MUTUAL FUNDS -- 98.8%
              PIONEER FUNDS* -- 98.8%
  887,428     Pioneer Bond Fund Class Y                     $  7,773,865
  320,567     Pioneer Cullen Value Fund Class Y                4,885,437
  503,752     Pioneer Disciplined Growth Fund Class Y          4,226,477
  374,208     Pioneer Disciplined Value Fund Class Y           2,967,473
  292,368     Pioneer Emerging Markets Fund Class Y            7,160,083
  147,433     Pioneer Equity Income Fund Class Y               2,897,052
  354,185     Pioneer Fund Class Y                            11,241,821
  912,076     Pioneer Fundamental Growth Fund Class Y          9,038,677
1,455,472     Pioneer Global Equity Fund Class Y              11,920,316
  367,950     Pioneer Growth Opportunities Fund Class Y        7,535,622
   66,668     Pioneer High Yield Fund Class Y                    538,675
   38,878     Pioneer Independence Fund Class Y                  336,687
  787,340     Pioneer International Value Fund Class Y        13,770,584
  328,453     Pioneer Mid-Cap Growth Fund Class Y              3,622,838
  412,958     Pioneer Mid-Cap Value Fund Class Y               7,012,025
  131,212     Pioneer Oak Ridge Large Cap Growth Fund
              Class Y                                          1,325,245
  573,791     Pioneer Real Estate Shares Fund Class Y          7,172,391
  681,156     Pioneer Research Fund Class Y                    4,999,686
  501,225     Pioneer Small Cap Value Fund Class Y             8,961,909
   36,728     Pioneer Value Fund Class Y                         351,121
------------------------------------------------------------------------
              TOTAL INVESTMENTS IN SECURITIES -- 98.8%
              (Cost $128,625,933) (a)                       $117,737,984
------------------------------------------------------------------------
              OTHER ASSETS AND
              LIABILITIES -- 1.2%                           $  1,423,558
------------------------------------------------------------------------
              TOTAL NET ASSETS -- 100.0%                    $119,161,542
========================================================================

*    Affiliated funds managed by Pioneer Investment Management, Inc.

(a) At July 31, 2009, the net unrealized loss on investments based on cost for federal tax purposes of $130,843,148 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $  7,306,301
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (20,411,465)
                                                                                   ------------
       Net unrealized loss                                                         $(13,105,164)
                                                                                   ============

Purchases and sales of securities (excluding temporary cash investments) for the year ended July 31, 2009 aggregated $63,603,246 and $101,473,535, respectively.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     47

Schedule of Investments | 7/31/09
Pioneer Ibbotson Aggressive Allocation Fund (continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 --  quoted prices in active markets for identical securities
  Level 2 --  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 --  significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of July 31, 2009, in valuing the Fund's assets:

---------------------------------------------------------------------------
                 Level 1           Level 2       Level 3       Total
---------------------------------------------------------------------------
Mutual Funds     $117,737,984      $ --          $ --          $117,737,984
---------------------------------------------------------------------------
Total            $117,737,984      $ --          $ --          $117,737,984
===========================================================================

The accompanying notes are an integral part of these financial statements.

48  Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

Statements of Assets and Liabilities | 7/31/09

--------------------------------------------------------------------------------------------------------------
                                                 Conservative    Moderate        Growth          Aggressive
                                                 Allocation      Allocation      Allocation      Allocation
                                                 Fund            Fund            Fund            Fund
--------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in securities of affiliated
   issuers, at value (at cost $40,946,291,
   $214,290,207, $211,542,523 and
   $128,625,933, respectively)                   $ 40,232,253    $ 199,636,351   $ 192,226,821   $ 117,737,984
  Cash                                              2,904,540        1,806,052         637,341       1,782,830
  Receivables for:
   Investment Funds sold                                6,554           82,824         212,333          85,564
   Capital stock sold                                  44,073          120,528         128,290         149,423
   Dividends                                          137,275          398,094         238,271          40,598
   Due from Pioneer Investment
     Management, Inc.                                  36,712            9,942          15,685          14,970
  Other assets                                         42,508           34,847          40,880          39,218
--------------------------------------------------------------------------------------------------------------
     Total assets                                $ 43,403,915    $ 202,088,638   $ 193,499,621   $ 119,850,587
--------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables for:
   Investment Funds purchased                    $    130,943    $     158,433   $      51,011   $      35,909
   Capital stock redeemed                              32,249          183,103         133,465         472,025
  Due to affiliates                                    36,747          151,051         169,979         109,292
  Accrued expenses and other liabilities               62,125           85,693          91,553          71,819
--------------------------------------------------------------------------------------------------------------
     Total liabilities                           $    262,064    $     578,280   $     446,008   $     689,045
--------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                $ 48,540,564    $ 251,504,602   $ 256,901,838   $ 166,233,834
  Undistributed net investment income               1,022,298        5,553,462       3,503,204         920,231
  Accumulated net realized loss on
   investments                                     (5,706,973)     (40,893,850)    (48,035,727)    (37,104,574)
  Net unrealized loss on investments                 (714,038)     (14,653,856)    (19,315,702)    (10,887,949)
--------------------------------------------------------------------------------------------------------------
     Total net assets                            $ 43,141,851    $ 201,510,358   $ 193,053,613   $ 119,161,542
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares
authorized)
  Net Assets of Class A shares                   $ 25,992,179    $ 120,785,617   $ 111,447,384   $  79,480,231
  Net Assets of Class B shares                   $  5,957,206    $  35,196,716   $  43,389,760   $  20,884,194
  Net Assets of Class C shares                   $ 11,183,937    $  37,513,433   $  36,602,112   $  17,170,523
  Net Assets of Class Y shares                   $      8,529    $   8,014,592   $   1,614,357   $   1,626,594
  Class A Shares outstanding                        2,763,802       13,738,581      12,744,689       9,403,278
  Class B Shares outstanding                          644,795        4,186,241       5,598,694       2,632,101
  Class C Shares outstanding                        1,214,646        4,527,360       4,407,788       2,135,617
  Class Y Shares outstanding                              945          901,756         179,277         190,225
  Net Asset Value -- Class A share               $       9.40    $        8.79   $        8.74   $        8.45
  Net Asset Value -- Class B share               $       9.24    $        8.41   $        7.75   $        7.93
  Net Asset Value -- Class C share               $       9.21    $        8.29   $        8.30   $        8.04
  Net Asset Value -- Class Y share               $       9.02    $        8.89   $        9.00   $        8.55
MAXIMUM OFFERING PRICE:
  Class A (100 [divided by] 94.25 x net asset
   value per share)                              $       9.97    $        9.33   $        9.27   $        8.97
==============================================================================================================

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     49

Statements of Operations

For the Year Ended 7/31/09

--------------------------------------------------------------------------------------------------------------
                                        Conservative      Moderate            Growth              Aggressive
                                        Allocation        Allocation          Allocation          Allocation
                                        Fund              Fund                Fund                Fund
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend income from securities of
   affiliated issuers                   $ 1,987,543       $  7,212,314        $  5,376,988        $  2,035,646
  Interest                                   11,337            391,717             164,167             128,982
--------------------------------------------------------------------------------------------------------------
     Total investment income            $ 1,998,880       $  7,604,031        $  5,541,155        $  2,164,628
--------------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                       $    49,787       $    250,408        $    238,192        $    146,622
  Transfer agent fees
   Class A                                   28,567            147,627             261,347             218,412
   Class B                                   11,800             92,719             157,636              87,763
   Class C                                   12,234             47,024              65,659              36,497
   Class Y                                       42                546                 515                 522
  Distribution fees
   Class A                                   57,357            279,948             259,948             184,963
   Class B                                   55,842            357,736             434,787             208,844
   Class C                                   97,623            348,081             342,522             161,345
  Shareholder communications expense         33,587            114,817             131,296             110,660
  Administrative fees                        13,125             66,829              63,611              39,244
  Custodian fees                             21,674             91,948              82,056              45,135
  Registration fees                          48,638             55,253              55,974              54,862
  Professional fees                          55,402             61,964              64,540              61,980
  Printing fees                              34,392             47,456              55,534              45,665
  Fees and expenses of nonaffiliated
   trustees                                   5,967              7,664               7,582               5,874
  Insurance expense                             795              5,146               5,011               3,227
  Miscellaneous                               5,206             23,797              20,220              13,076
--------------------------------------------------------------------------------------------------------------
     Total expenses                     $   532,038       $  1,998,963        $  2,246,430        $  1,424,691
     Less fees waived and expenses
       reimbursed by Pioneer
       Investment Management, Inc.          (94,285)           (62,600)           (194,914)           (178,229)
     Less fees paid indirectly                 (380)            (2,237)             (3,817)             (2,735)
--------------------------------------------------------------------------------------------------------------
     Net expenses                       $   437,373       $  1,934,126        $  2,047,699        $  1,243,727
--------------------------------------------------------------------------------------------------------------
       Net investment income            $ 1,561,507       $  5,669,905        $  3,493,456        $    920,901
--------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
  Net realized loss on investments      $(5,669,115)      $(40,717,604)       $(48,693,006)       $(37,118,215)
  Realized gain distributions from
   investment company shares            $   313,037       $  1,792,111        $  1,883,101        $  1,321,159
--------------------------------------------------------------------------------------------------------------
                                        $(5,356,078)      $(38,925,493)       $(46,809,905)       $(35,797,056)
--------------------------------------------------------------------------------------------------------------
  Change in net unrealized gain on
   investments                          $ 1,726,015       $  1,016,697        $  1,721,765        $  3,145,730
--------------------------------------------------------------------------------------------------------------
  Net loss on investments               $(3,630,063)      $(37,908,796)       $(45,088,140)       $(32,651,326)
--------------------------------------------------------------------------------------------------------------
  Net decrease in net assets resulting
   from operations                      $(2,068,556)      $(32,238,891)       $(41,594,684)       $(31,730,425)
==============================================================================================================

The accompanying notes are an integral part of these financial statements.

50  Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

Statements of Changes in Net Assets

--------------------------------------------------------------------------------------------------------
                                                   Conservative                      Moderate
                                                  Allocation Fund                 Allocation Fund
                                          ------------------------------- ------------------------------
                                          Year            Year            Year             Year
                                          Ended           Ended           Ended            Ended
                                          7/31/09         7/31/08         7/31/09          7/31/08
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                     $ 1,561,507     $ 1,109,071     $  5,669,905     $  5,125,301
Net realized gain (loss) on investments    (5,356,078)        941,283      (38,925,493)      17,111,917
Change in net unrealized gain (loss)
  on investments                            1,726,015      (3,369,151)       1,016,697      (45,111,196)
--------------------------------------------------------------------------------------------------------
   Net decrease in net assets
     resulting from operations            $(2,068,556)    $(1,318,797)    $(32,238,891)    $(22,873,978)
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
   Class A ($0.31, $0.35, $0.13 and
     $0.31, respectively)                 $  (747,663)    $  (795,219)    $ (1,669,230)    $ (4,112,740)
   Class B ($0.23, $0.25, $0.03 and
     $0.21, respectively)                    (149,975)       (115,429)        (121,524)      (1,070,630)
   Class C ($0.23, $0.26, $0.06 and
     $0.23, respectively)                    (248,688)       (233,014)        (247,061)        (996,085)
   Class Y ($0.11, $0.28, $0.18 and
     $0.35, respectively)                        (100)           (268)        (201,422)        (631,068)
Net realized gain on investments
   Class A ($0.22, $0.15, $0.61 and
     $0.44, respectively)                    (526,812)       (347,880)      (7,648,955)      (5,859,816)
   Class B ($0.22, $0.15, $0.61 and
     $0.44, respectively)                    (140,521)        (71,354)      (2,605,257)      (2,247,809)
   Class C ($0.22, $0.15, $0.61 and
     $0.44, respectively)                    (234,925)       (138,267)      (2,544,858)      (1,863,711)
   Class Y ($0.22, $0.15, $0.61 and
     $0.44, respectively)                        (207)           (144)        (668,871)        (783,810)
--------------------------------------------------------------------------------------------------------
     Total distributions to
       shareowners                        $(2,048,891)    $(1,701,575)    $(15,707,178)    $(17,565,669)
--------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares          $19,287,993     $26,850,562     $ 41,171,734     $ 74,617,312
Reinvestment of distributions               1,826,482       1,306,808       14,349,529       15,706,508
Cost of shares repurchased                (18,148,958)    (18,721,233)     (67,083,006)     (86,203,476)
--------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from Fund share
     transactions                         $ 2,965,517     $ 9,436,137     $(11,561,743)    $  4,120,344
--------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets                               $(1,151,930)    $ 6,415,765     $(59,507,812)    $(36,319,303)
NET ASSETS:
Beginning of period                        44,293,781      37,878,016      261,018,170      297,337,473
--------------------------------------------------------------------------------------------------------
End of period                             $43,141,851     $44,293,781     $201,510,358     $261,018,170
--------------------------------------------------------------------------------------------------------
Undistributed net investment income,
  end of period                           $ 1,022,298     $   592,800     $  5,553,462     $  2,097,791
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     51

-----------------------------------------------------------------------------------------------------------
                                                                                        Aggressive
                                                Growth Allocation Fund                Allocation Fund
                                           --------------------------------- ------------------------------
                                           Year             Year             Year             Year
                                           Ended            Ended            Ended            Ended
                                           7/31/09          7/31/08          7/31/09          7/31/08
-----------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                      $  3,493,456     $  2,591,000     $    920,901     $    532,660
Net realized gain (loss) on investments     (46,809,905)      20,223,530      (35,797,056)      15,468,007
Change in net unrealized gain (loss) on
  investments                                 1,721,765      (52,590,535)       3,145,730      (38,638,792)
-----------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from
  operations                               $(41,594,684)    $(29,776,005)    $(31,730,425)    $(22,638,125)
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
   Class A ($0.04, $0.25, $0.00 and
     $0.23, respectively)                  $   (517,538)    $ (2,937,370)    $         --     $ (1,951,184)
   Class B ($0.00, $0.14, $0.00 and
     $0.12, respectively)                            --         (885,892)              --         (315,424)
   Class C ($0.00, $0.17, $0.00 and
     $0.16, respectively)                            --         (707,330)              --         (288,248)
   Class Y ($0.10, $0.30, $0.00 and
     $0.29 respectively)                        (12,756)         (68,685)              --          (86,685)
Net realized gain on investments
   Class A ($0.77, $0.47, $0.95 and
     $0.50, respectively)                    (9,042,100)      (5,579,580)      (8,008,516)      (4,180,871)
   Class B ($0.77, $0.47, $0.95 and
     $0.50, respectively)                    (4,285,462)      (2,897,772)      (2,418,500)      (1,361,602)
   Class C ($0.77, $0.47, $0.95 and
     $0.50, respectively)                    (3,080,395)      (2,003,251)      (1,816,045)        (934,623)
   Class Y ($0.77, $0.47, $0.95 and
     $0.50, respectively)                      (100,341)        (109,224)        (216,797)        (148,937)
-----------------------------------------------------------------------------------------------------------
     Total distributions to
       shareowners                         $(17,038,592)    $(15,189,104)    $(12,459,858)    $ (9,267,574)
-----------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares           $ 38,806,649     $ 73,007,583     $ 24,408,932     $ 45,683,649
Reinvestment of distributions                15,852,835       14,017,659       11,779,918        8,711,466
Cost of shares repurchased                  (54,927,329)     (79,470,673)     (32,217,796)     (41,665,902)
-----------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from Fund share
     transactions                          $   (267,845)    $  7,554,569     $  3,971,054     $ 12,729,213
-----------------------------------------------------------------------------------------------------------
   Net decrease in net assets              $(58,901,121)    $(37,410,540)    $(40,219,229)    $(19,176,486)
NET ASSETS:
Beginning of period                         251,954,734      289,365,274      159,380,771      178,557,257
-----------------------------------------------------------------------------------------------------------
End of period                              $193,053,613     $251,954,734     $119,161,542     $159,380,771
-----------------------------------------------------------------------------------------------------------
Undistributed net investment income,
  end of period                            $  3,503,204     $    530,131     $    920,231     $         --
-----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

52  Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

For the Years Ended 7/31/09 and 7/31/08

-------------------------------------------------------------------------------------------------
                                                      Conservative Allocation Fund
                                    --------------------------------------------------------------
                                    '09 Shares    '09 Amount           '08 Shares     '08 Amount
-------------------------------------------------------------------------------------------------
Class A
Shares sold                         1,046,972     $9,181,773            1,492,458     $16,447,805
Reinvestment of distributions         150,728      1,217,886               86,381         953,643
Less shares repurchased              (988,287)    (8,821,594)          (1,091,471)    (12,090,392)
-------------------------------------------------------------------------------------------------
   Net increase                       209,413     $1,578,065              487,368     $ 5,311,056
=================================================================================================
Class B
Shares sold                           313,527     $2,691,195              310,489     $ 3,337,164
Reinvestment of distributions          30,564        243,897               14,331         156,352
Less shares repurchased              (317,104)    (2,734,913)            (132,895)     (1,434,789)
-------------------------------------------------------------------------------------------------
   Net increase                        26,987     $  200,179              191,925     $ 2,058,727
=================================================================================================
Class C
Shares sold                           854,431     $7,415,025              657,247     $ 7,065,593
Reinvestment of distributions          45,816        364,699               18,056         196,813
Less shares repurchased              (766,827)    (6,592,451)            (479,030)     (5,196,052)
-------------------------------------------------------------------------------------------------
   Net increase                       133,420     $1,187,273              196,273     $ 2,066,354
=================================================================================================

----------------------------------------------------------------------------------------------------
                                                         Moderate Allocation Fund
                                     ---------------------------------------------------------------
                                     '09 Shares     '09 Amount            '08 Shares     '08 Amount
----------------------------------------------------------------------------------------------------
Class A
Shares sold                           2,821,624     $23,293,246            3,598,773     $43,102,735
Reinvestment of distributions         1,232,334       9,094,621              795,383       9,512,778
Less shares repurchased              (3,817,424)    (31,882,235)          (4,097,693)    (48,301,775)
----------------------------------------------------------------------------------------------------
   Net increase                         236,534     $   505,632              296,463     $ 4,313,738
====================================================================================================
Class B
Shares sold                             563,328     $ 4,411,845              754,664     $ 8,728,338
Reinvestment of distributions           357,156       2,532,237              263,378       3,023,582
Less shares repurchased              (1,594,459)    (12,499,463)          (1,238,207)    (13,808,834)
----------------------------------------------------------------------------------------------------
   Net decrease                        (673,975)    $(5,555,381)            (220,165)    $(2,056,914)
====================================================================================================
Class C
Shares sold                           1,569,203     $12,180,557            1,811,017     $20,460,013
Reinvestment of distributions           300,085       2,097,597              175,060       1,988,684
Less shares repurchased              (1,767,600)    (13,677,523)          (1,552,139)    (17,224,907)
----------------------------------------------------------------------------------------------------
   Net increase                         101,688     $   600,631              433,938     $ 5,223,790
====================================================================================================
Class Y
Shares sold                             149,844     $ 1,286,086              192,451     $ 2,326,226
Reinvestment of distributions            84,242         625,074               98,537       1,181,464
Less shares repurchased                (968,281)     (9,023,785)            (570,437)     (6,867,960)
----------------------------------------------------------------------------------------------------
   Net decrease                        (734,195)    $(7,112,625)            (279,449)    $(3,360,270)
====================================================================================================

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     53

----------------------------------------------------------------------------------------------------
                                                          Growth Allocation Fund
                                     ---------------------------------------------------------------
                                     '09 Shares     '09 Amount            '08 Shares     '08 Amount
----------------------------------------------------------------------------------------------------
Class A
Shares sold                           2,589,869     $21,222,690            3,395,525     $43,734,999
Reinvestment of distributions         1,269,968       9,232,669              630,691       8,161,140
Less shares repurchased              (3,263,979)    (26,769,055)          (3,570,650)    (45,171,530)
----------------------------------------------------------------------------------------------------
   Net increase                         595,858     $ 3,686,304              455,566     $ 6,724,609
====================================================================================================
Class B
Shares sold                             723,670     $ 5,311,140              823,011     $ 9,473,075
Reinvestment of distributions           634,620       4,105,994              309,971       3,623,560
Less shares repurchased              (1,730,142)    (12,362,572)          (1,416,326)    (15,983,450)
----------------------------------------------------------------------------------------------------
   Net decrease                        (371,852)    $(2,945,438)            (283,344)    $(2,886,815)
====================================================================================================
Class C
Shares sold                           1,416,333     $10,929,968            1,519,021     $18,651,049
Reinvestment of distributions           355,761       2,465,427              168,686       2,093,396
Less shares repurchased              (1,724,566)    (13,850,941)          (1,424,326)    (17,176,694)
----------------------------------------------------------------------------------------------------
   Net increase (decrease)               47,528     $  (455,546)             263,381     $ 3,567,751
====================================================================================================
Class Y
Shares sold                             158,272     $ 1,342,851               87,438     $ 1,148,460
Reinvestment of distributions             6,534          48,745               10,695         139,563
Less shares repurchased                (215,970)     (1,944,761)             (85,865)     (1,138,999)
----------------------------------------------------------------------------------------------------
   Net increase (decrease)              (51,164)    $  (553,165)              12,268     $   149,024
====================================================================================================

----------------------------------------------------------------------------------------------------
                                                        Aggressive Allocation Fund
                                     ---------------------------------------------------------------
                                     '09 Shares     '09 Amount            '08 Shares     '08 Amount
----------------------------------------------------------------------------------------------------
Class A
Shares sold                           2,135,342     $16,907,966            2,256,034     $30,115,692
Reinvestment of distributions         1,119,839       7,838,875              437,593       5,964,389
Less shares repurchased              (2,536,617)    (20,125,237)          (2,041,754)    (26,733,582)
----------------------------------------------------------------------------------------------------
   Net increase                         718,564     $ 4,621,604              651,873     $ 9,346,499
====================================================================================================
Class B
Shares sold                             321,078     $ 2,411,590              371,057     $ 4,699,127
Reinvestment of distributions           347,880       2,296,007              121,796       1,589,433
Less shares repurchased                (729,085)     (5,288,157)            (586,736)     (7,366,091)
----------------------------------------------------------------------------------------------------
   Net decrease                         (60,127)    $  (580,560)             (93,883)    $(1,077,531)
====================================================================================================
Class C
Shares sold                             587,589     $ 4,479,431              709,025     $ 9,135,614
Reinvestment of distributions           228,896       1,531,312               75,540         997,888
Less shares repurchased                (686,801)     (5,383,113)            (495,830)     (6,226,149)
----------------------------------------------------------------------------------------------------
   Net increase                         129,684     $   627,630              288,735     $ 3,907,353
====================================================================================================
Class Y
Shares sold                              72,124     $   609,945              125,798     $ 1,733,216
Reinvestment of distributions            16,085         113,724               11,627         159,756
Less shares repurchased                (156,302)     (1,421,289)            (101,522)     (1,340,080)
----------------------------------------------------------------------------------------------------
   Net increase (decrease)              (68,093)    $  (697,620)              35,903     $   552,892
====================================================================================================

The accompanying notes are an integral part of these financial statements.

54  Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

Financial Highlights

------------------------------------------------------------------------------------------------------------
                                                               Conservative Allocation Fund
                                            ----------------------------------------------------------------
                                              Year        Year        Year        Year         5/12/05(a)
                                              Ended       Ended       Ended       Ended        to
                                              7/31/09     7/31/08     7/31/07     7/31/06      7/31/05
------------------------------------------------------------------------------------------------------------
 Class A
 Net asset value, beginning of period         $ 10.48     $ 11.28     $ 10.56     $ 10.29      $  10.00
------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment
  operations:
  Net investment income (b)                   $  0.39     $  0.33     $  0.32     $  0.25      $   0.05
  Net realized and unrealized gain
    (loss) on investments                       (0.94)      (0.63)       0.61        0.09          0.24
------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      investment operations                   $ (0.55)    $ (0.30)    $  0.93     $  0.34      $   0.29
------------------------------------------------------------------------------------------------------------
 Distributions to shareowners:
  Net investment income                       $ (0.31)    $ (0.35)    $ (0.19)    $ (0.06)     $     --
  Net realized gain                             (0.22)      (0.15)      (0.02)      (0.01)           --
------------------------------------------------------------------------------------------------------------
 Total distributions to shareowners           $ (0.53)    $ (0.50)    $ (0.21)    $ (0.07)     $     --
------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net
  asset value                                 $ (1.08)    $ (0.80)    $  0.72     $  0.27      $   0.29
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period               $  9.40     $ 10.48     $ 11.28     $ 10.56      $  10.29
============================================================================================================
 Total return*                                  (4.44)%     (2.88)%      8.89%       3.33%         2.90%**
 Ratio of net expenses to average
  net assets+++                                  0.78%       0.78%       0.78%       0.78%         0.78%***
 Ratio of net investment income to
  average net assets+++                          4.43%       2.96%       2.90%       2.38%         2.26%***
 Portfolio turnover rate                           53%         29%         15%         15%            9%**
 Net assets, end of period (in thousands)     $25,992     $26,782     $23,324     $ 8,837      $    877
 Ratios with no waivers of management
  fees and assumption of expenses by
  the Adviser and no reduction for fees
  paid indirectly:
  Net expenses                                   1.09%       0.89%       0.98%       2.12%        40.41%***
  Net investment income (loss)                   4.12%       2.86%       2.70%       1.04%       (37.37)%***
 Ratios with waiver of management fees
  and assumption of expenses by the
  Adviser and reduction for fees paid
  indirectly:
  Net expenses                                   0.78%       0.78%       0.78%       0.78%         0.78%***
  Net investment income                          4.43%       2.97%       2.90%       2.38%         2.26%***
============================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     55

------------------------------------------------------------------------------------------------------------
                                                               Conservative Allocation Fund
                                              --------------------------------------------------------------
                                              Year        Year        Year        Year         5/12/05(a)
                                              Ended       Ended       Ended       Ended        to
                                              7/31/09     7/31/08     7/31/07     7/31/06      7/31/05
------------------------------------------------------------------------------------------------------------
 Class B
 Net asset value, beginning of period         $ 10.31     $ 11.10     $ 10.44     $ 10.28      $  10.00
------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment
  operations:
  Net investment income (b)                   $  0.31     $  0.22     $  0.21     $  0.15      $   0.03
  Net realized and unrealized gain
    (loss) on investments                       (0.93)      (0.61)       0.63        0.08          0.25
------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      investment operations                   $ (0.62)    $ (0.39)    $  0.84     $  0.23      $   0.28
------------------------------------------------------------------------------------------------------------
 Distributions to shareowners:
  Net investment income loss                  $ (0.23)    $ (0.25)    $ (0.16)    $ (0.06)     $     --
  Net realized loss                             (0.22)      (0.15)      (0.02)      (0.01)           --
------------------------------------------------------------------------------------------------------------
 Total distributions to shareowners           $ (0.45)    $ (0.40)    $ (0.18)    $ (0.07)     $     --
------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net
  asset value                                 $ (1.07)    $ (0.79)    $  0.66     $  0.16      $   0.28
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period               $  9.24     $ 10.31     $ 11.10     $ 10.44      $  10.28
============================================================================================================
 Total return*                                  (5.31)%     (3.72)%      8.09%       2.26%         2.80%**
 Ratio of net expenses to average
  net assets+++                                  1.68%       1.69%       1.69%       1.68%         1.68%***
 Ratio of net investment income to
  average net assets+++                          3.58%       2.05%       1.91%       1.49%         1.23%***
 Portfolio turnover rate                           53%         29%         15%         15%            9%**
 Net assets, end of period (in thousands)     $ 5,957     $ 6,370     $ 4,729     $ 2,830      $    221
 Ratios with no waivers of management
  fees and assumption of expenses by
  the Adviser and no reduction for fees
  paid indirectly:
  Net expenses                                   1.90%       1.73%       1.91%       3.08%        38.96%***
  Net investment income (loss)                   3.36%       2.01%       1.69%       0.09%       (36.05)%***
 Ratios with waiver of management fees
  and assumption of expenses by the
  Adviser and reduction for fees paid
  indirectly:
  Net expenses                                   1.68%       1.68%       1.68%       1.68%         1.68%***
  Net investment income                          3.58%       2.05%       1.92%       1.49%         1.23%***
============================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

The accompanying notes are an integral part of these financial statements.

56  Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

------------------------------------------------------------------------------------------------------------
                                                               Conservative Allocation Fund
                                              --------------------------------------------------------------
                                              Year        Year        Year        Year         5/12/05(a)
                                              Ended       Ended       Ended       Ended        to
                                              7/31/09     7/31/08     7/31/07     7/31/06      7/31/05
------------------------------------------------------------------------------------------------------------
 Class C
 Net asset value, beginning of period         $ 10.30     $ 11.09     $ 10.44     $ 10.26      $  10.00
------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment
  operations:
  Net investment income (b)                   $  0.31     $  0.23     $  0.21     $  0.15      $   0.03
  Net realized and unrealized gain
    (loss) on investments                       (0.95)      (0.61)       0.62        0.10          0.23
------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      investment operations                   $ (0.64)    $ (0.38)    $  0.83     $  0.25      $   0.26
------------------------------------------------------------------------------------------------------------
 Distributions to shareowners:
  Net investment income                       $ (0.23)    $ (0.26)    $ (0.16)    $ (0.06)     $     --
  Net realized gain                             (0.22)      (0.15)      (0.02)      (0.01)           --
------------------------------------------------------------------------------------------------------------
 Total distributions to shareowners           $ (0.45)    $ (0.41)    $ (0.18)    $ (0.07)     $     --
------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net
  asset value                                 $ (1.09)    $ (0.79)    $  0.65     $  0.18      $   0.26
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period               $  9.21     $ 10.30     $ 11.09     $ 10.44      $  10.26
============================================================================================================
 Total return*                                  (5.53)%     (3.63)%      8.00%       2.46%         2.60%**
 Ratio of net expenses to average
  net assets+++                                  1.68%       1.63%       1.68%       1.68%         1.68%***
 Ratio of net investment income to
  average net assets+++                          3.54%       2.10%       1.92%       1.48%         1.17%***
 Portfolio turnover rate                           53%         29%         15%         15%            9%**
 Net assets, end of period (in thousands)     $11,184     $11,132     $ 9,814     $ 5,201      $    679
 Ratios with no waivers of management
  fees and assumption of expenses by
  the Adviser and no reduction for fees
  paid indirectly:
  Net expenses                                   1.80%       1.63%       1.76%       2.80%        45.38%***
  Net investment income (loss)                   3.43%       2.10%       1.84%       0.36%       (42.53)%***
 Ratios with waiver of management fees
  and assumption of expenses by the
  Adviser and reduction for fees paid
  indirectly:
  Net expenses                                   1.68%       1.63%       1.68%       1.68%         1.68%***
  Net investment income                          3.54%       2.11%       1.92%       1.48%         1.17%***
============================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     57

---------------------------------------------------------------------------------------------------------------
                                                                     Conservative Allocation Fund
                                                       --------------------------------------------------------
                                                       Year            Year          Year           10/5/05(a)
                                                       Ended           Ended         Ended          to
                                                       7/31/09         7/31/08       7/31/07        7/31/06
---------------------------------------------------------------------------------------------------------------
 Class Y
 Net asset value, beginning of period                  $  10.50        $ 11.30       $ 10.57        $ 10.32
---------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income (loss) (b)                     $  (0.18)       $  0.28       $  0.29        $  0.16
  Net realized and unrealized gain (loss) on
    investments                                           (0.97)         (0.65)         0.65           0.16
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment
      operations                                       $  (1.15)       $ (0.37)      $  0.94        $  0.32
---------------------------------------------------------------------------------------------------------------
 Distributions to shareowners:
  Net investment income                                $  (0.11)       $ (0.28)      $ (0.19)       $ (0.06)
  Net realized gain                                       (0.22)         (0.15)        (0.02)         (0.01)
---------------------------------------------------------------------------------------------------------------
 Total distributions to shareowners                    $  (0.33)       $ (0.43)      $ (0.21)       $ (0.07)
---------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value            $  (1.48)       $ (0.80)      $  0.73        $  0.25
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $   9.02        $ 10.50       $ 11.30        $ 10.57
===============================================================================================================
 Total return*                                           (10.66)%        (3.42)%        8.91%          3.13%**
 Ratio of net expenses to average net assets+++            7.26%          1.25%         0.90%          1.23%***
 Ratio of net investment income (loss) to average
  net assets+++                                           (2.03)%         2.50%         2.64%          1.96%***
 Portfolio turnover rate                                     53%            29%           15%            15%**
 Net assets, end of period (in thousands)              $      9        $    10       $    11        $    10
 Ratios with no waivers of management fees and
  assumption of expenses by the Adviser and
  no reduction for fees paid indirectly:
  Net expenses                                             7.26%          1.25%         0.90%          2.19%***
  Net investment income (loss)                            (2.03)%         2.50%         2.64%          0.98%***
 Ratios with waivers of management fees and
  assumption of expenses by the Adviser and
  reduction for fees paid indirectly:
  Net expenses                                             7.26%          1.23%         0.88%          1.23%***
  Net investment income (loss)                            (2.03)%         2.52%         2.66%          1.96%***
===============================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

The accompanying notes are an integral part of these financial statements.

58  Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

----------------------------------------------------------------------------------------------------------------
                                                                   Moderate Allocation Fund
                                              ------------------------------------------------------------------
                                              Year           Year         Year         Year          8/9/04(a)
                                              Ended          Ended        Ended        Ended         to
                                              7/31/09        7/31/08      7/31/07      7/31/06       7/31/05
----------------------------------------------------------------------------------------------------------------
 Class A
 Net asset value, beginning of period         $  10.89       $ 12.50      $ 11.39      $ 11.15       $ 10.00
----------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment
  operations:
  Net investment income (b)                   $   0.27       $  0.24      $  0.21      $  0.16       $  0.15
  Net realized and unrealized gain
    (loss) on investments                        (1.63)        (1.10)        1.21         0.38          1.27
----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      investment operations                   $  (1.36)      $ (0.86)     $  1.42      $  0.54       $  1.42
----------------------------------------------------------------------------------------------------------------
 Distributions to shareowners:
  Net investment income                       $  (0.13)      $ (0.31)     $ (0.28)     $ (0.06)      $ (0.04)
  Net realized gain                              (0.61)        (0.44)       (0.03)       (0.24)        (0.23)
----------------------------------------------------------------------------------------------------------------
 Total distributions to shareowners           $  (0.74)      $ (0.75)     $ (0.31)     $ (0.30)      $ (0.27)
----------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net
  asset value                                 $  (2.10)      $ (1.61)     $  1.11      $  0.24       $  1.15
----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period               $   8.79       $ 10.89      $ 12.50      $ 11.39       $ 11.15
================================================================================================================
 Total return*                                  (11.20)%       (7.47)%      12.58%        4.98%        14.37%**
 Ratio of net expenses to average
  net assets+++                                   0.74%         0.65%        0.65%        0.63%         0.77%***
 Ratio of net investment income to
  average net assets+++                           3.20%         2.03%        1.75%        1.40%         1.37%***
 Portfolio turnover rate                            44%           21%          19%          52%           19%**
 Net assets, end of period (in thousands)     $120,786      $147,004     $165,090     $148,495       $32,893
 Ratios with no waivers of management
  fees and assumption of expenses by
  the Adviser and no reduction for fees
  paid indirectly:
  Net expenses                                    0.76%         0.65%        0.65%        0.63%         1.26%***
  Net investment income                           3.18%         2.03%        1.75%        1.40%         0.88%***
 Ratios with waivers of management fees
  and assumption of expenses by the
  Adviser and reduction for fees paid
  indirectly:
  Net expenses                                    0.74%         0.65%        0.65%        0.63%         0.77%***
  Net investment income                           3.20%         2.03%        1.75%        1.40%         1.37%***
================================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     59

-----------------------------------------------------------------------------------------------------------------------
                                                                        Moderate Allocation Fund
                                                -----------------------------------------------------------------------
                                                Year            Year          Year          Year           8/9/04(a)
                                                Ended           Ended         Ended         Ended          to
                                                7/31/09         7/31/08       7/31/07       7/31/06        7/31/05
-----------------------------------------------------------------------------------------------------------------------
 Class B
 Net asset value, beginning of period           $  10.39        $ 11.97       $ 10.92       $ 10.77        $ 10.00
-----------------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment
  operations:
  Net investment income (b)                     $   0.19        $  0.13       $  0.11       $  0.06        $  0.02
  Net realized and unrealized gain
    (loss) on investments                          (1.53)         (1.06)         1.16          0.36           0.98
-----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      investment operations                     $  (1.34)       $ (0.93)      $  1.27       $  0.42        $  1.00
-----------------------------------------------------------------------------------------------------------------------
 Distributions to shareowners:
  Net investment income                         $  (0.03)       $ (0.21)      $ (0.19)      $ (0.03)       $    --
  Net realized gain                                (0.61)         (0.44)        (0.03)        (0.24)         (0.23)
-----------------------------------------------------------------------------------------------------------------------
 Total distributions to shareowners             $  (0.64)       $ (0.65)      $ (0.22)      $ (0.27)       $ (0.23)
-----------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net
  asset value                                   $  (1.98)       $ (1.58)      $  1.05       $  0.15        $  0.77
-----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $   8.41        $ 10.39       $ 11.97       $ 10.92        $ 10.77
=======================================================================================================================
 Total return*                                    (11.81)%        (8.32)%       11.70%         4.00%         10.11%**
 Ratio of net expenses to average
  net assets+++                                     1.52%          1.52%         1.50%         1.51%          1.67%***
 Ratio of net investment income to
  average net assets+++                             2.44%          1.16%         0.91%         0.51%          0.16%***
 Portfolio turnover rate                              44%            21%           19%           52%            19%**
 Net assets, end of period (in thousands)       $ 35,197        $50,515       $60,796       $55,053        $ 9,781
 Ratios with no waivers of management
  fees and assumption of expenses by
  the Adviser and no reduction for fees
  paid indirectly:
  Net expenses                                      1.63%          1.52%         1.50%         1.51%          2.08%***
  Net investment income (loss)                      2.33%          1.16%         0.91%         0.51%         (0.25)%***
 Ratios with waivers of management fees
  and assumption of expenses by the
  Adviser and reduction for fees paid
  indirectly:
  Net expenses                                      1.52%          1.51%         1.49%         1.51%          1.67%***
  Net investment income                             2.44%          1.17%         0.92%         0.51%          0.16%***
=======================================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

The accompanying notes are an integral part of these financial statements.

60  Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

----------------------------------------------------------------------------------------------------------------------
                                                                       Moderate Allocation Fund
                                                ----------------------------------------------------------------------
                                                Year            Year          Year          Year           8/9/04(a)
                                                Ended           Ended         Ended         Ended          to
                                                7/31/09         7/31/08       7/31/07       7/31/06        7/31/05
----------------------------------------------------------------------------------------------------------------------
 Class C
 Net asset value, beginning of period           $  10.30        $ 11.88       $ 10.85       $ 10.68        $ 10.00
----------------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment
  operations:
  Net investment income (b)                     $   0.19        $  0.14       $  0.12       $  0.07        $  0.05
  Net realized and unrealized gain
    (loss) on investments                          (1.53)         (1.05)         1.15          0.35           0.87
----------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      investment operations                     $  (1.34)       $ (0.91)      $  1.27       $  0.42        $  0.92
----------------------------------------------------------------------------------------------------------------------
 Distributions to shareowners:
  Net investment income                         $  (0.06)       $ (0.23)     $  (0.21)     $  (0.01)      $  (0.01)
  Net realized gain                                (0.61)         (0.44)        (0.03)        (0.24)         (0.23)
----------------------------------------------------------------------------------------------------------------------
 Total distributions to shareowners             $  (0.67)       $ (0.67)     $  (0.24)     $  (0.25)      $  (0.24)
----------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net
  asset value                                   $  (2.01)       $ (1.58)      $  1.03       $  0.17        $  0.68
----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $   8.29        $ 10.30       $ 11.88       $ 10.85        $ 10.68
======================================================================================================================
 Total return*                                    (11.85)%        (8.19)%       11.83%         4.06%          9.32%**
 Ratio of net expenses to average
  net assets+++                                     1.52%          1.39%         1.39%         1.42%          1.67%***
 Ratio of net investment income to
  average net assets+++                             2.44%          1.28%         1.03%         0.60%          0.44%***
 Portfolio turnover rate                              44%            21%           19%           52%            19%**
 Net assets, end of period (in thousands)       $ 37,513        $45,594      $ 47,405      $ 32,416       $ 15,223
 Ratios with no waivers of management
  fees and assumption of expenses by
  the Adviser and no reduction for fees
  paid indirectly:
  Net expenses                                      1.52%          1.39%         1.39%         1.42%          2.03%***
  Net investment income                             2.44%          1.28%         1.03%         0.60%          0.08%***
 Ratios with waivers of management fees
  and assumption of expenses by the
  Adviser and reduction for fees paid
  indirectly:
  Net expenses                                      1.52%          1.39%         1.38%         1.42%          1.67%***
  Net investment income                             2.44%          1.28%         1.04%         0.60%          0.44%***
======================================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     61

---------------------------------------------------------------------------------------------------------------
                                                                       Moderate Allocation Fund
                                                       --------------------------------------------------------
                                                       Year            Year          Year           9/23/05(a)
                                                       Ended           Ended         Ended          to
                                                       7/31/09         7/31/08       7/31/07        7/31/06
---------------------------------------------------------------------------------------------------------------
 Class Y
 Net asset value, beginning of period                  $  10.94        $ 12.55       $ 11.43        $ 11.18
---------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income (b)                            $   0.29        $  0.29       $  0.26        $  0.17
  Net realized and unrealized gain (loss) on
    investments                                           (1.55)         (1.11)         1.21           0.40
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment
      operations                                       $  (1.26)       $ (0.82)      $  1.47        $  0.57
---------------------------------------------------------------------------------------------------------------
 Distributions to shareowners:
  Net investment income                                $  (0.18)       $ (0.35)      $ (0.32)       $ (0.08)
  Net realized gain                                       (0.61)         (0.44)        (0.03)         (0.24)
---------------------------------------------------------------------------------------------------------------
 Total distributions to shareowners                    $  (0.79)       $ (0.79)      $ (0.35)       $ (0.32)
---------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value            $  (2.05)       $ (1.61)      $  1.12        $  0.25
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $   8.89        $ 10.94       $ 12.55        $ 11.43
===============================================================================================================
 Total return*                                           (10.09)%        (7.10)%       12.98%          5.19%**
 Ratio of net expenses to average net assets+++            0.33%          0.27%         0.29%          0.28%***
 Ratio of net investment income to average
  net assets+++                                            3.59%          2.40%         2.09%          1.79%***
 Portfolio turnover rate                                     44%            21%           19%            52%**
 Net assets, end of period (in thousands)              $  8,015        $17,905       $24,046        $27,792
 Ratios with no waivers of management fees and
  assumption of expenses by the Adviser and
  no reduction for fees paid indirectly:
  Net expenses                                             0.33%          0.27%         0.29%          0.28%***
  Net investment income                                    3.59%          2.40%         2.09%          1.79%***
 Ratios with waivers of management fees and
  assumption of expenses by the Adviser and
  reduction for fees paid indirectly:
  Net expenses                                             0.33%          0.27%         0.29%          0.28%***
  Net investment income                                    3.59%          2.40%         2.09%          1.79%***
===============================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

The accompanying notes are an integral part of these financial statements.

62  Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

----------------------------------------------------------------------------------------------------------------
                                                                    Growth Allocation Fund
                                              ------------------------------------------------------------------
                                              Year           Year         Year         Year          8/9/04(a)
                                              Ended          Ended        Ended        Ended         to
                                              7/31/09        7/31/08      7/31/07      7/31/06       7/31/05
----------------------------------------------------------------------------------------------------------------
 Class A
 Net asset value, beginning of period         $  11.50       $ 13.47      $ 12.04      $ 11.50       $ 10.00
----------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment
  operations:
  Net investment income (b)                   $   0.19       $  0.16      $  0.15      $  0.09       $  0.08
  Net realized and unrealized gain
    (loss) on investments                        (2.14)        (1.41)        1.61         0.63          1.70
----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      investment operations                   $  (1.95)      $ (1.25)     $  1.76      $  0.72       $  1.78
----------------------------------------------------------------------------------------------------------------
 Distributions to shareowners:
  Net investment income                       $  (0.04)      $ (0.25)     $ (0.23)     $ (0.05)      $ (0.03)
  Net realized gain                              (0.77)        (0.47)       (0.10)       (0.13)        (0.25)
----------------------------------------------------------------------------------------------------------------
 Total distributions to shareowners           $  (0.81)      $ (0.72)     $ (0.33)     $ (0.18)      $ (0.28)
----------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net
  asset value                                 $  (2.76)      $ (1.97)     $  1.43      $  0.54       $  1.50
----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period               $   8.74       $ 11.50      $ 13.47      $ 12.04       $ 11.50
================================================================================================================
 Total return*                                  (15.49)%       (9.88)%      14.73%        6.29%        17.96%**
 Ratio of net expenses to average
  net assets+++                                   0.79%         0.78%        0.72%        0.74%         0.81%***
 Ratio of net investment income to
  average net assets+++                           2.24%         1.24%        1.09%        0.74%         0.69%***
 Portfolio turnover rate                            49%           20%          11%          27%            2%**
 Net assets, end of period (in thousands)     $111,447      $139,670     $157,453     $116,161       $31,212
 Ratios with no waivers of management
  fees and assumption of expenses by
  the Adviser and no reduction for fees
  paid indirectly:
  Net expenses                                    0.89%         0.78%        0.72%        0.74%         1.42%***
  Net investment income                           2.14%         1.24%        1.09%        0.74%         0.08%***
 Ratios with waivers of management fees
  and assumption of expenses by the
  Adviser and reduction for fees paid
  indirectly:
  Net expenses                                    0.79%         0.77%        0.71%        0.74%         0.81%***
  Net investment income                           2.24%         1.25%        1.10%        0.74%         0.69%***
================================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     63

--------------------------------------------------------------------------------------------------------------------------
                                                                          Growth Allocation Fund
                                                --------------------------------------------------------------------------
                                                Year            Year            Year          Year            8/9/04(a)
                                                Ended           Ended           Ended         Ended           to
                                                7/31/09         7/31/08         7/31/07       7/31/06         7/31/05
--------------------------------------------------------------------------------------------------------------------------
 Class B
 Net asset value, beginning of period           $  10.33        $  12.17        $ 10.93       $ 10.50         $ 10.00
--------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment
  operations:
  Net investment income (loss) (b)              $   0.11        $   0.05        $  0.03       $ (0.01)        $  0.01
  Net realized and unrealized gain
    (loss) on investments                          (1.92)          (1.28)          1.45          0.59            0.74
--------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      investment operations                     $  (1.81)       $  (1.23)       $  1.48       $  0.58         $  0.75
--------------------------------------------------------------------------------------------------------------------------
 Distributions to shareowners:
  Net investment income                         $     --        $  (0.14)       $ (0.14)      $ (0.02)        $    --
  Net realized gain                                (0.77)          (0.47)         (0.10)        (0.13)          (0.25)
--------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareowners             $  (0.77)       $  (0.61)       $ (0.24)      $ (0.15)        $ (0.25)
--------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net
  asset value                                   $  (2.58)       $  (1.84)       $  1.24       $  0.43         $  0.50
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $   7.75        $  10.33        $ 12.17       $ 10.93         $ 10.50
==========================================================================================================================
 Total return*                                    (16.05)%        (10.66)%        13.67%         5.53%           7.59%**
 Ratio of net expenses to average
  net assets+++                                     1.57%           1.58%          1.58%         1.57%           1.71%***
 Ratio of net investment income to
  average net assets+++                             1.47%           0.44%          0.23%        (0.08)%          0.05%***
 Portfolio turnover rate                              49%             20%            11%           27%              2%**
 Net assets, end of period (in thousands)       $ 43,390        $ 61,704        $76,095       $61,373         $10,219
 Ratios with no waivers of management
  fees and assumption of expenses by
  the Adviser and no reduction for fees
  paid indirectly:
  Net expenses                                      1.77%           1.64%          1.60%         1.62%           2.27%***
  Net investment income (loss)                      1.27%           0.38%          0.21%        (0.13)%         (0.51)%***
 Ratios with waivers of management fees
  and assumption of expenses by the
  Adviser and reduction for fees paid
  indirectly:
  Net expenses                                      1.57%           1.57%          1.57%         1.57%           1.71%***
  Net investment income (loss)                      1.47%           0.45%          0.24%        (0.08)%          0.05%***
==========================================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

The accompanying notes are an integral part of these financial statements.

64  Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

-------------------------------------------------------------------------------------------------------------------------
                                                                          Growth Allocation Fund
                                                -------------------------------------------------------------------------
                                                Year            Year            Year          Year           8/9/04(a)
                                                Ended           Ended           Ended         Ended          to
                                                7/31/09         7/31/08         7/31/07       7/31/06        7/31/05
-------------------------------------------------------------------------------------------------------------------------
 Class C
 Net asset value, beginning of period           $  10.99        $  12.90        $ 11.58       $ 11.10        $ 10.00
-------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment
  operations:
  Net investment income (loss) (b)              $   0.11        $   0.07        $  0.05       $    --        $ (0.01)
  Net realized and unrealized gain
    (loss) on investments                          (2.03)          (1.34)          1.53          0.61           1.37
-------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      investment operations                     $  (1.92)       $  (1.27)       $  1.58       $  0.61        $  1.36
-------------------------------------------------------------------------------------------------------------------------
 Distributions to shareowners:
  Net investment income                         $     --        $  (0.17)       $ (0.16)      $    --        $ (0.01)
  Net realized gain                                (0.77)          (0.47)         (0.10)        (0.13)         (0.25)
-------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareowners             $  (0.77)       $  (0.64)       $ (0.26)      $ (0.13)       $ (0.26)
-------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net
  asset value                                   $  (2.69)       $  (1.91)       $  1.32       $  0.48        $  1.10
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $   8.30        $  10.99        $ 12.90       $ 11.58        $ 11.10
=========================================================================================================================
 Total return*                                    (16.08)%        (10.43)%        13.75%         5.51%         13.67%**
 Ratio of net expenses to average
  net assets+++                                     1.57%           1.48%          1.44%         1.46%          1.71%***
 Ratio of net investment income to
  average net assets+++                             1.44%           0.54%          0.37%         0.02%         (0.07)%***
 Portfolio turnover rate                              49%             20%            11%           27%             2%**
 Net assets, end of period (in thousands)       $ 36,602        $ 47,898        $52,861       $33,315        $14,874
 Ratios with no waivers of management
  fees and assumption of expenses by
  the Adviser and no reduction for fees
  paid indirectly:
  Net expenses                                      1.60%           1.48%          1.44%         1.46%          2.13%***
  Net investment income (loss)                      1.40%           0.54%          0.37%         0.02%         (0.49)%***
 Ratios with waivers of management fees
  and assumption of expenses by the
  Adviser and reduction for fees paid
  indirectly:
  Net expenses                                      1.57%           1.47%          1.43%         1.46%          1.71%***
  Net investment income (loss)                      1.44%           0.54%          0.38%         0.02%         (0.07)%***
=========================================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     65

---------------------------------------------------------------------------------------------------------------
                                                                        Growth Allocation Fund
                                                       --------------------------------------------------------
                                                       Year            Year          Year           9/26/05(a)
                                                       Ended           Ended         Ended          to
                                                       7/31/09         7/31/08       7/31/07        7/31/06
---------------------------------------------------------------------------------------------------------------
 Class Y
 Net asset value, beginning of period                  $  11.64        $ 13.55       $ 12.13        $ 11.54
---------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income (b)                            $   0.20        $  0.22       $  0.19        $  0.13
  Net realized and unrealized gain (loss) on
    investments                                           (1.97)         (1.36)         1.60           0.65
---------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment
      operations                                       $  (1.77)       $ (1.14)      $  1.79        $  0.78
---------------------------------------------------------------------------------------------------------------
 Distributions to shareowners:
  Net investment income                                $  (0.10)       $ (0.30)      $ (0.27)       $ (0.06)
  Net realized gain                                       (0.77)         (0.47)        (0.10)         (0.13)
---------------------------------------------------------------------------------------------------------------
 Total distributions to shareowners                    $  (0.87)       $ (0.77)      $ (0.37)       $ (0.19)
---------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value            $  (2.64)       $ (1.91)      $  1.42        $  0.59
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $   9.00        $ 11.64       $ 13.55        $ 12.13
===============================================================================================================
 Total return*                                           (13.68)%        (9.05)%       14.87%          6.84%**
 Ratio of net expenses to average net assets+++            0.39%          0.34%         0.36%          0.32%***
 Ratio of net investment income to average
  net assets+++                                            2.44%          1.67%         1.40%          1.23%***
 Portfolio turnover rate                                     49%            20%           11%            27%**
 Net assets, end of period (in thousands)              $  1,614        $ 2,683       $ 2,956        $ 3,068
 Ratios with no waivers of management fees and
  assumption of expenses by the Adviser and
  no reduction for fees paid indirectly:
  Net expenses                                             0.39%          0.34%         0.36%          0.32%***
  Net investment income                                    2.44%          1.67%         1.40%          1.23%***
 Ratios with waivers of management fees and
  assumption of expenses by the Adviser and
  reduction for fees paid indirectly:
  Net expenses                                             0.39%          0.34%         0.36%          0.32%***
  Net investment income                                    2.44%          1.67%         1.40%          1.23%***
===============================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

The accompanying notes are an integral part of these financial statements.

66  Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

------------------------------------------------------------------------------------------------------------------------
                                                                      Aggressive Allocation Fund
                                            ----------------------------------------------------------------------------
                                            Year            Year            Year           Year            8/9/04(a)
                                            Ended           Ended           Ended          Ended           to
                                            7/31/09         7/31/08         7/31/07        7/31/06         7/31/05
------------------------------------------------------------------------------------------------------------------------
 Class A
 Net asset value, beginning of period       $  11.85        $  14.20        $ 12.39        $ 11.82         $  10.00
------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment
  operations:
  Net investment income (b)                 $   0.09        $   0.07        $  0.06        $  0.01         $     --
  Net realized and unrealized gain
    (loss) on investments                      (2.54)          (1.69)          1.97           0.85             2.14
------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      investment operations                 $  (2.45)       $  (1.62)       $  2.03        $  0.86         $   2.14
------------------------------------------------------------------------------------------------------------------------
 Distributions to shareowners:
  Net investment income                     $     --        $  (0.23)       $ (0.16)       $ (0.02)        $     --
  Net realized gain                            (0.95)          (0.50)         (0.06)         (0.27)           (0.27)
  Return of capital                               --              --             --             --            (0.05)
------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareowners         $  (0.95)       $  (0.73)       $ (0.22)       $ (0.29)        $  (0.32)
------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net
  asset value                               $  (3.40)       $  (2.35)       $  1.81        $  0.57         $   1.82
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period             $   8.45        $  11.85        $ 14.20        $ 12.39         $  11.82
========================================================================================================================
 Total return*                                (19.05)%        (12.03)%        16.41%          7.30%           21.57%**
 Ratio of net expenses to average
  net assets+++                                 0.85%           0.84%          0.82%          0.82%            0.86%***
 Ratio of net investment income to
  average net assets+++                         1.07%           0.54%          0.44%          0.10%           (0.04%)***
 Portfolio turnover rate                          55%             13%            18%            51%               3%**
 Net assets, end of period (in
  thousands)                                $ 79,480        $102,941       $114,054        $84,775         $ 20,689
 Ratios with no waivers of management
  fees and assumption of expenses
  by the Adviser and no reduction for
  fees paid indirectly:
  Net expenses                                  1.01%           0.84%          0.82%          0.82%            2.14%***
  Net investment income (loss)                  0.91%           0.54%          0.44%          0.10%           (1.31)%***
 Ratios with waivers of management
  fees and assumption of expenses
  by the Adviser and reduction for
  fees paid indirectly:
  Net expenses                                  0.85%           0.83%          0.81%          0.82%            0.86%***
  Net investment income                         1.07%           0.55%          0.45%          0.10%           (0.04)%***
========================================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     67

---------------------------------------------------------------------------------------------------------------------------
                                                                         Aggressive Allocation Fund
                                                ---------------------------------------------------------------------------
                                                Year            Year            Year           Year            8/9/04(a)
                                                Ended           Ended           Ended          Ended           to
                                                7/31/09         7/31/08         7/31/07        7/31/06         7/31/05
---------------------------------------------------------------------------------------------------------------------------
 Class B
 Net asset value, beginning of period           $  11.29        $  13.55        $ 11.84        $ 11.39         $ 10.00
---------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment
  operations:
  Net investment income (loss) (b)              $   0.02        $  (0.03)       $ (0.05)       $ (0.08)        $ (0.03)
  Net realized and unrealized gain
    (loss) on investments                          (2.43)          (1.61)          1.88           0.80            1.72
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      investment operations                     $  (2.41)       $  (1.64)       $  1.83        $  0.72         $  1.69
---------------------------------------------------------------------------------------------------------------------------
 Distributions to shareowners:
  Net investment income                         $     --        $  (0.12)       $ (0.06)       $    --         $    --
  Net realized gain                                (0.95)          (0.50)         (0.06)         (0.27)          (0.27)
  Return of capital                                   --              --             --             --           (0.03)
---------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareowners             $  (0.95)       $  (0.62)       $ (0.12)       $ (0.27)        $ (0.30)
---------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net
  asset value                                   $  (3.36)       $  (2.26)       $  1.71        $  0.45         $  1.39
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $   7.93        $  11.29        $ 13.55        $ 11.84         $ 11.39
===========================================================================================================================
 Total return*                                    (19.69)%        (12.72)%        15.49%          6.36%          17.02%**
 Ratio of net expenses to average
  net assets+++                                     1.64%           1.65%          1.66%          1.64%           1.76%***
 Ratio of net investment income to
  average net assets+++                             0.28%          (0.28)%        (0.39)%        (0.70)%         (0.26)%***
 Portfolio turnover rate                              55%             13%            18%            51%              3%**
 Net assets, end of period (in thousands)       $ 20,884        $ 30,405        $37,749        $30,382         $ 5,845
 Ratios with no waivers of management
  fees and assumption of expenses by
  the Adviser and no reduction for fees
  paid indirectly:
  Net expenses                                      1.89%           1.71%          1.69%          1.69%           2.81%***
  Net investment income (loss)                      0.04%          (0.34)%        (0.42)%        (0.75)%         (1.31)%***
 Ratios with waivers of management fees
  and assumption of expenses by the
  Adviser and reduction for fees paid
  indirectly:
  Net expenses                                      1.64%           1.64%          1.64%          1.64%           1.76%***
  Net investment income                             0.28%          (0.27)%        (0.38)%        (0.70)%         (0.26)%***
===========================================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

The accompanying notes are an integral part of these financial statements.

68  Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

---------------------------------------------------------------------------------------------------------------------------
                                                                         Aggressive Allocation Fund
                                                ---------------------------------------------------------------------------
                                                Year            Year            Year           Year            8/9/04(a)
                                                Ended           Ended           Ended          Ended           to
                                                7/31/09         7/31/08         7/31/07        7/31/06         7/31/05
---------------------------------------------------------------------------------------------------------------------------
 Class C
 Net asset value, beginning of period           $  11.43        $  13.73        $ 12.00        $ 11.54         $ 10.00
---------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment
  operations:
  Net investment income (loss) (b)              $   0.02        $  (0.02)       $ (0.03)       $ (0.08)        $ (0.04)
  Net realized and unrealized gain
    (loss) on investments                          (2.46)          (1.62)          1.90           0.81            1.88
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from
      investment operations                     $  (2.44)       $  (1.64)       $  1.87        $  0.73         $  1.84
---------------------------------------------------------------------------------------------------------------------------
 Distributions to shareowners:
  Net investment income                         $     --        $  (0.16)       $ (0.08)       $    --         $    --
  Net realized gain                                (0.95)          (0.50)         (0.06)         (0.27)          (0.27)
  Return of capital                                   --              --             --             --           (0.03)
---------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareowners             $  (0.95)       $  (0.66)       $ (0.14)       $ (0.27)        $ (0.30)
---------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net
  asset value                                   $  (3.39)       $  (2.30)       $  1.73        $  0.46         $  1.54
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $   8.04        $  11.43        $ 13.73        $ 12.00         $ 11.54
===========================================================================================================================
 Total return*                                    (19.71)%        (12.61)%        15.63%          6.37%          18.52%**
 Ratio of net expenses to average
  net assets+++                                     1.64%           1.53%          1.52%          1.56%           1.76%***
 Ratio of net investment income to
  average net assets+++                             0.27%          (0.16)%        (0.26)%        (0.64)%         (0.39)%***
 Portfolio turnover rate                              55%             13%            18%            51%              3%**
 Net assets, end of period (in thousands)       $ 17,171        $ 22,930        $23,584        $15,524         $ 7,144
 Ratios with no waivers of management
  fees and assumption of expenses by
  the Adviser and no reduction for fees
  paid indirectly:
  Net expenses                                      1.70%           1.53%          1.52%          1.56%           2.74%***
  Net investment income (loss)                      0.21%          (0.16)%        (0.26)%        (0.64)%         (1.37)%***
 Ratios with waivers of management fees
  and assumption of expenses by the
  Adviser and reduction for fees paid
  indirectly:
  Net expenses                                      1.64%           1.52%          1.52%          1.56%           1.76%***
  Net investment income                             0.27%          (0.15)%        (0.26)%        (0.64)%         (0.39)%***
---------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

The accompanying notes are an integral part of these financial statements.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     69

-----------------------------------------------------------------------------------------------------------------
                                                                       Aggressive Allocation Fund
                                                       ----------------------------------------------------------
                                                       Year            Year            Year           9/23/05(a)
                                                       Ended           Ended           Ended          to
                                                       7/31/09         7/31/08         7/31/07        7/31/06
-----------------------------------------------------------------------------------------------------------------
 Class Y
 Net asset value, beginning of period                  $  12.02        $  14.26        $ 12.41        $ 11.87
-----------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income (b)                            $   0.13        $   0.15        $  0.14        $  0.06
  Net realized and unrealized gain (loss) on
    investments                                           (2.65)          (1.60)          1.97           0.78
-----------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from investment
      operations                                       $  (2.52)       $  (1.45)       $  2.11        $  0.84
-----------------------------------------------------------------------------------------------------------------
 Distributions to shareowners:
  Net investment income                                $     --        $  (0.29)       $ (0.20)       $ (0.03)
  Net realized gain                                       (0.95)          (0.50)         (0.06)         (0.27)
-----------------------------------------------------------------------------------------------------------------
 Total distributions to shareowners                    $  (0.95)       $  (0.79)       $ (0.26)       $ (0.30)
-----------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value            $  (3.47)       $  (2.24)       $  1.85        $  0.54
-----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $   8.55        $  12.02        $ 14.26        $ 12.41
=================================================================================================================
 Total return*                                           (19.35)%        (10.83)%        17.10%          7.13%**
 Ratio of net expenses to average net assets+++            0.43%           0.35%          0.39%          0.37%***
 Ratio of net investment income to average
  net assets+++                                            1.58%           1.06%          1.01%          0.63%***
 Portfolio turnover rate                                     55%             13%            18%            51%**
 Net assets, end of period (in thousands)              $  1,627        $  3,105        $ 3,171        $ 4,607
 Ratios with no waivers of management fees and
  assumption of expenses by the Adviser and
  no reduction for fees paid indirectly:
  Net expenses                                             0.43%           0.35%          0.39%          0.37%***
  Net investment income                                    1.58%           1.06%          1.01%          0.63%***
 Ratios with waivers of management fees and
  assumption of expenses by the Adviser and
  reduction for fees paid indirectly:
  Net expenses                                             0.43%           0.35%          0.39%          0.37%***
  Net investment income                                    1.58%           1.06%          1.01%          0.63%***
=================================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding for the period.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Not annualized.
+ In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
++   Ratios with no reduction for fees paid indirectly.
***  Annualized.

The accompanying notes are an integral part of these financial statements.

70   Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

Notes to Financial Statements | 7/31/09

1. Organization and Significant Accounting Policies

Pioneer Ibbotson Asset Allocation Series (the Trust) is organized as a Delaware statutory trust and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust consists of four separate funds, each issuing four classes of shares (collectively, the Funds, individually, the Fund) as follows:

Pioneer Ibbotson Conservative Allocation Fund (Conservative Fund)
Pioneer Ibbotson Moderate Allocation Fund (Moderate Fund)
Pioneer Ibbotson Growth Allocation Fund (Growth Fund)
Pioneer Ibbotson Aggressive Allocation Fund (Aggressive Fund)

The investment objective of each of the Conservative Fund, the Moderate Fund and the Growth Fund is to seek long-term capital growth and current income. The investment objective of the Aggressive Fund is to seek long-term capital growth.

Each Fund is a "fund of funds," which means that it seeks to achieve its investment objective by investing exclusively in other Pioneer funds ("underlying funds") managed by Pioneer Investment Management, Inc. (PIM) rather than by direct investment in securities. In the future, the Funds also may invest in regulated investment companies that are not managed by PIM. The Funds indirectly pay a portion of the expenses incurred by the underlying funds. Consequently, an investment in the Funds entails more direct and indirect expenses than direct investment in the underlying funds.

Some of the underlying funds can invest in either high yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more-established companies in more developed markets, respectively. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Funds' principal risks.

The Board of Trustees has authorized the issuance of four classes of shares, designated as Class A, Class B, Class C and Class Y. Additional classes of shares have been authorized but are not referenced in the Fund's prospectus. The Conservative Fund Class A, Class B and Class C shares were first offered for sale to the public on May 12, 2005. Class Y shares were first offered for sale to the public on October 5, 2005. The Moderate Fund, Growth Fund, and Aggressive Fund Class A, Class B and Class C shares were first offered for sale

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     71
to the public on August 9, 2004. Class Y shares of Moderate Fund, Growth Fund, and Aggressive Fund were first publicly offered on September 23, 2005. Each class of shares represents an interest in the same portfolio of investments of each Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

The financial statements have been prepared in accordance with U.S. generally accepted accounting principles that require the management of the Funds to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of the trade date. The net asset value is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, holdings of mutual fund shares are valued at the net asset value of each fund held. Dividend income and realized capital gain distributions from investment company shares held are recorded on the ex-dividend date. Temporary cash investments are valued at cost which approximates market value.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and Federal income tax purposes.

72   Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

B. Federal Income Taxes

   It is the Funds' policy to comply with the requirements of the Internal Revenue Service Code applicable to regulated investment companies and to distribute all taxable income and net realized capital gains, if any, to shareholders. Therefore, no Federal income tax provisions are required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   At July 31, 2009, the Funds made reclassifications as listed below. These reclassifications have no impact on the net asset values of the respective Funds and are designed to present the Funds' capital accounts on a tax basis.

   ------------------------------------------------------------------------------------------
                                                          Undistributed Net       Accumulated
                                                          Investment              Realized
   Fund                               Paid in Capital     Income (Loss)           Gain (Loss)
   ------------------------------------------------------------------------------------------
   Conservative Allocation Fund       $ (6)               $14,417                 $ (14,411)
   Moderate Allocation Fund             --                 25,003                   (25,003)
   Growth Allocation Fund                3                  9,912                    (9,915)
   Aggressive Allocation Fund           --                   (670)                      670

   The tax character of distributions paid during the year ended July 31, 2009 was as follows:

   ------------------------------------------------------------------------------------------
                               Ordinary              Long-Term
   Fund                        Income                Capital Gains           Total
   ------------------------------------------------------------------------------------------
   Conservative Fund           $1,149,219            $  899,672              $2,048,891
   Moderate Fund                2,247,038            13,460,140              15,707,178
   Growth Fund                    536,834            16,501,758              17,038,592
   Aggressive Fund                    670            12,459,188              12,459,858

   The tax character of distributions paid during the year ended July 31, 2008 was as follows:

   ------------------------------------------------------------------------------------------
                               Ordinary              Long-Term
   Fund                        Income                Capital Gains              Total
   ------------------------------------------------------------------------------------------
   Conservative Fund           $1,194,758            $  506,817              $1,701,575
   Moderate Fund                7,307,685            10,257,984              17,565,669
   Growth Fund                  5,037,989            10,151,115              15,189,104
   Aggressive Fund              2,304,144             6,963,430               9,267,574

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     73

   The following table shows the components of distributable earnings on a Federal income tax basis at July 31, 2009:

   --------------------------------------------------------------------------------------
                        Undistributed     Undistributed     Net Unrealized
                        Ordinary          Long-Term         Appreciation
   Fund                 Income            Capital Gains     (Depreciation)   Total
   --------------------------------------------------------------------------------------
   Conservative Fund    $1,022,298        $--               $ (1,811,849)    $  (789,551)
   Moderate Fund         5,553,462         --                (18,287,108)    (12,733,646)
   Growth Fund           3,500,232         --                (21,826,645)    (18,326,413)
   Aggressive Fund         920,231         --                (13,105,164)    (12,184,933)

   The differences between book-basis and tax-basis unrealized appreciation are attributable to the tax deferral of losses on wash sales.

C. Fund Shares

   The Funds record sales and repurchases of Fund shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Funds and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned the following in underwriting commissions during the year ended July 31, 2009:

   ------------------------------------------------------------------------------
   Fund                                                                 Amount
   ------------------------------------------------------------------------------
   Conservative Fund                                                    $ 17,497
   Moderate Fund                                                        $ 53,697
   Growth Fund                                                          $ 75,170
   Aggressive Fund                                                      $ 59,047

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of each Fund, respectively (see Note 4). Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by each of the Funds with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class B and Class C shares can bear different transfer agent and distribution expense rates.

74   Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Funds, the value of the underlying securities (collateral), including accrued interest, is required to be at least equal to or in excess of the value of the repurchase agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian or subcustodians. The Fund's investment adviser, PIM, is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, is the Funds' investment adviser, and manages the Funds' portfolios. Management fees are calculated daily at the following annual rates for each Fund:

On assets up to $2.5 billion     0.13% on investments in underlying funds managed by Pioneer (and cash); and 0.17% on other investments
On the next $1.5 billion         0.11% on investments in underlying funds managed by Pioneer (and cash); and 0.14% on other investments
On the next $1.5 billion         0.10% on investments in underlying funds managed by Pioneer (and cash); and 0.12% on other investments
On the next $1.5 billion         0.08% on investments in underlying funds managed by Pioneer (and cash); and 0.10% on other investments
Over $7 billion                  0.08% on investments in underlying funds managed by Pioneer (and cash); and 0.09% on other investments

For each Fund, management fees will be calculated daily at a 0.17% annual rate on any third party managed assets. For the year ended July 31, 2009, the effective management fee was equivalent to 0.13% of each Fund's average daily net assets.

PIM has entered into a sub-advisory agreement with Ibbotson Associates, LLC. PIM, not the Funds, pays a portion of the fee it receives from each Fund to Ibbotson Associates as compensation for its services to the Funds.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Funds. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities are the following amounts in management fees, administrative costs and certain other fees payable to PIM at July 31, 2009:

--------------------------------------------------------------------------------
Fund                                                                     Amount
--------------------------------------------------------------------------------
Conservative Fund                                                       $ 6,115
Moderate Fund                                                           $28,705
Growth Fund                                                             $27,343
Aggressive Fund                                                         $16,769

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09    75

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses, other than underlying fund fees and expenses, as follows. These expense limitations are in effect through December 1, 2011 for Class A shares and through January 1, 2010 for Class B and Class C shares:

--------------------------------------------------------------------------------
Fund                       Class A              Class B              Class C
--------------------------------------------------------------------------------
Conservative Fund          0.78%                1.68%                1.68%
Moderate Fund              0.74%                1.52%                1.52%
Growth Fund                0.79%                1.57%                1.57%
Aggressive Fund            0.85%                1.64%                1.64%

3.Transfer Agent

PIMSS provides substantially all transfer agent and shareowner services to the Funds at negotiated rates. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities are the following amounts of transfer agent fees payable to PIMSS at July 31, 2009:

--------------------------------------------------------------------------------
Fund                                                                    Amount
--------------------------------------------------------------------------------
Conservative Fund                                                       $11,057
Moderate Fund                                                           $36,436
Growth Fund                                                             $52,625
Aggressive Fund                                                         $44,516

4. Distribution Plan

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, and Class C shares. Pursuant to the Plan, each Fund pays PFD 0.25% of the Fund's average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with respect to Class A shares. Pursuant to the Plan, each Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities are the following amounts relating to distribution and service fees payable to PFD at July 31, 2009.

--------------------------------------------------------------------------------
Fund                                                                    Amount
--------------------------------------------------------------------------------
Conservative Fund                                                       $19,575
Moderate Fund                                                           $85,910
Growth Fund                                                             $90,011
Aggressive Fund                                                         $48,007

76   Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase will be subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed.

For the year ended July 31, 2009, the following CDSC's were paid to PFD:

--------------------------------------------------------------------------------
Fund                                                                   Amount
--------------------------------------------------------------------------------
Conservative Fund                                                      $ 30,846
Moderate Fund                                                          $147,258
Growth Fund                                                            $152,753
Aggressive Fund                                                        $ 61,822

5. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all subsequent events and transactions for potential recognition or disclosure through September 22, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     77

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and the Shareowners of
Pioneer Ibbotson Asset Allocation Series:
--------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of Pioneer Ibbotson Asset Allocation Series (the "Funds", comprising, respectively, the Pioneer Ibbotson Conservative Allocation Fund, the Pioneer Ibbotson Moderate Allocation Fund, the Pioneer Ibbotson Growth Allocation Fund and the Pioneer Ibbotson Aggressive Allocation Fund), including the schedule of investments, as of July 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009 by correspondence with the custodian and transfer agent of the underlying funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the Pioneer Ibbotson Asset Allocation Series at July 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                          /s/  Ernst & Young LLP

Boston, Massachusetts
September 22, 2009

78   Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Board of Trustees provides broad supervision over the Funds' affairs. The officers of the trust are responsible for the Funds' operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the trust within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the trust are referred to as Independent Trustees. Each of the Trustees, except Mr. West, serves as a Trustee of each of the 67 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as a Trustee of 53 U.S. registered investment portfolios for which Pioneer serves as investment adviser. The address for all Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09     79

Interested Trustees

--------------------------------------------------------------------------------
                            Position Held             Length of Service
Name and Age                With the Fund             and Term of Office
--------------------------------------------------------------------------------
John F. Cogan, Jr. (83)*    Chairman of the Board,    Trustee since 2004.
                            Trustee and President     Serves until a successor
                                                      trustee is elected or
                                                      earlier retirement or
                                                      removal.
--------------------------------------------------------------------------------
Daniel K. Kingsbury (50)*   Trustee and Executive     Trustee since 2007.
                            Vice President            Serves until a successor
                                                      trustee is elected or
                                                      earlier retirement or
                                                      removal.
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                                Other Directorships
Name and Age                Principal Occupation During Past Five Years                         Held by this Trustee
-----------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (83)*    Deputy Chairman and a Director of Pioneer Global Asset Man-         None
                            agement S.p.A. ("PGAM"); Non-Executive Chairman and a Direc-
                            tor of Pioneer Investment Management USA Inc. ("PIM-USA");
                            Chairman and a Director of Pioneer; Chairman and Director of
                            Pioneer Institutional Asset Management, Inc. (since 2006);
                            Director of Pioneer Alternative Investment Management Limited
                            (Dublin); President and a Director of Pioneer Alternative Invest-
                            ment Management (Bermuda) Limited and affiliated funds;
                            Director of PIOGLOBAL Real Estate Investment Fund (Russia)
                            (until June 2006); Director of Nano-C, Inc. (since 2003); Director of Cole Management Inc. (since 2004); Director of Fiduciary
                            Counseling, Inc.; President and Director of Pioneer Funds Dis-
                            tributor, Inc. ("PFD") (until May 2006); President of all of the
                            Pioneer Funds; and Of Counsel, Wilmer Cutler Pickering Hale and
                            Dorr LLP
-----------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (50)*   Director, CEO and President of Pioneer Investment Management        None
                            USA Inc. (since February 2007); Director and President of
                            Pioneer Investment Management, Inc. and Pioneer Institutional
                            Asset Management, Inc. (since February 2007); Executive Vice
                            President of all of the Pioneer Funds (since March 2007); Direc-
                            tor of Pioneer Global Asset Management S.p.A. (since April
                            2007); Head of New Markets Division, Pioneer Global Asset Man-
                            agement S.p.A. (2000 - 2007)
-----------------------------------------------------------------------------------------------------------------------
* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

80   Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

Independent Trustees

--------------------------------------------------------------------------------
                     Position Held           Length of Service
Name and Age         With the Fund           and Term of Office
--------------------------------------------------------------------------------
David R. Bock (65)   Trustee                 Trustee since 2005.
                                             Serves until a successor
                                             trustee is elected or
                                             earlier retirement or
                                             removal.
--------------------------------------------------------------------------------
Mary K. Bush (61)    Trustee                 Trustee since 2004.
                                             Serves until a successor
                                             trustee is elected or
                                             earlier retirement or
                                             removal.
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                          Other Directorships
Name and Age         Principal Occupation During Past Five Years                          Held by this Trustee
-----------------------------------------------------------------------------------------------------------------------
David R. Bock (65)   Managing Partner, Federal City Capital Advisors (boutique mer-       Director of Enterprise Com-
                     chant bank) (1997 to 2004 and 2008 - present); and Executive         munity Investment, Inc.
                     Vice President and Chief Financial Officer, I-trax, Inc. (publicly   (privately-held affordable
                     traded health care services company) (2004 - 2007)                   housing finance company);
                                                                                          Director of New York Mort-
                                                                                          gage Trust (publicly traded
                                                                                          mortgage REIT); and Direc-
                                                                                          tor of Oxford Analytica, Inc.
                                                                                          (privately-held research and
                                                                                          consulting company)
-----------------------------------------------------------------------------------------------------------------------
Mary K. Bush (61)    President, Bush International, LLC (international financial          Director of Marriott Inter-
                     advisory firm)                                                       national, Inc.; Director of
                                                                                          Discover Financial Services
                                                                                          (credit card issuer and elec-
                                                                                          tronic payment services);
                                                                                          Director of Briggs & Stratton
                                                                                          Co. (engine manufacturer);
                                                                                          Director of UAL Corporation
                                                                                          (airline holding company);
                                                                                          Director of Mantech Interna-
                                                                                          tional Corporation (national
                                                                                          security, defense, and
                                                                                          intelligence technology
                                                                                          firm); and Member, Board
                                                                                          of Governors, Investment
                                                                                          Company Institute
-----------------------------------------------------------------------------------------------------------------------

        Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09    81

--------------------------------------------------------------------------------
                            Position Held         Length of Service
Name and Age                With the Fund         and Term of Office
--------------------------------------------------------------------------------
Benjamin M. Friedman (64)   Trustee               Trustee since 2008.
                                                  Serves until a successor
                                                  trustee is elected or
                                                  earlier retirement or
                                                  removal.
--------------------------------------------------------------------------------
Margaret B.W. Graham (62)   Trustee               Trustee since 2004.
                                                  Serves until a successor
                                                  trustee is elected or
                                                  earlier retirement or
                                                  removal.
--------------------------------------------------------------------------------
Thomas J. Perna (58)        Trustee               Trustee since 2006.
                                                  Serves until a successor
                                                  trustee is elected or
                                                  earlier retirement or
                                                  removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (61)    Trustee               Trustee since 2004.
                                                  Serves until a successor
                                                  trustee is elected or
                                                  earlier retirement or
                                                  removal.
--------------------------------------------------------------------------------
Stephen K. West (80)        Trustee               Trustee since 2004.
                                                  Serves until a successor
                                                  trustee is elected or
                                                  earlier retirement or
                                                  removal.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
Name and Age                Principal Occupation During Past Five Years                          Held by this Trustee
--------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (64)   Professor, Harvard University                                        Trustee, Mellon Institutional
                                                                                                 Funds Investment Trust and
                                                                                                 Mellon Institutional Funds
                                                                                                 Master Portfolio (oversees 17
                                                                                                 portfolios in fund complex)
--------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (62)   Founding Director, Vice President and Corporate Secretary, The       None
                            Winthrop Group, Inc. (consulting firm); and Desautels Faculty of
                            Management, McGill University
--------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (58)        Chief Executive Officer, Quadriserv, Inc. (technology products for   None
                            securities lending industry) (2008 - present); Private investor
                            (2004 - 2008); and Senior Executive Vice President, The Bank of
                            New York (financial and securities services) (1986 - 2004)
--------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (61)    President and Chief Executive Officer, Newbury, Piret & Company,     Director of New America
                            Inc. (investment banking firm)                                       High Income Fund, Inc.
                                                                                                 (closed-end investment
                                                                                                 company)
--------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (80)        Senior Counsel, Sullivan & Cromwell LLP (law firm)                   Director, The Swiss Helvetia
                                                                                                 Fund, Inc. (closed-end
                                                                                                 investment company)
--------------------------------------------------------------------------------------------------------------------------------

82   Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

Fund Officers

--------------------------------------------------------------------------------
                             Positions Held            Length of Service
Name and Age                 With the Fund             and Term of Office
--------------------------------------------------------------------------------
Dorothy E. Bourassa (61)     Secretary                 Since 2004. Serves at
                                                       the discretion of the
                                                       Board.
--------------------------------------------------------------------------------
Christopher J. Kelley (44)   Assistant Secretary       Since 2004. Serves at
                                                       the discretion of the
                                                       Board.
--------------------------------------------------------------------------------
Mark E. Bradley (49)         Treasurer                 Since 2008. Serves at
                                                       the discretion of the
                                                       Board.
--------------------------------------------------------------------------------
Luis I. Presutti (44)        Assistant Treasurer       Since 2004. Serves at
                                                       the discretion of the
                                                       Board.
--------------------------------------------------------------------------------
Gary Sullivan (51)           Assistant Treasurer       Since 2004. Serves at
                                                       the discretion of the
                                                       Board.
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
Name and Age                 Principal Occupation During Past Five Years                         Held by this Officer
----------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (61)     Secretary of PIM-USA; Senior Vice President- Legal of Pioneer;      None
                             Secretary/Clerk of most of PIM-USA's subsidiaries; and Secretary of all of the Pioneer Funds since September 2003 (Assistant
                             Secretary from November 2000 to September 2003)
----------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (44)   Associate General Counsel of Pioneer since January 2008 and         None
                             Assistant Secretary of all of the Pioneer Funds since September
                             2003; Vice President and Senior Counsel of Pioneer from July
                             2002 to December 2007
----------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (49)         Vice President - Fund Accounting, Administration and Controller-    None
                             ship Services of Pioneer; and Treasurer of all of the Pioneer
                             Funds since March 2008; Deputy Treasurer of Pioneer from
                             March 2004 to February 2008; Assistant Treasurer of all of the
                             Pioneer Funds from March 2004 to February 2008; and Treasurer and Senior Vice President, CDC IXIS Asset Management Services
                             from 2002 to 2003
----------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (44)        Assistant Vice President - Fund Accounting, Administration and      None
                             Controllership Services of Pioneer; and Assistant Treasurer of
                             all of the Pioneer Funds
----------------------------------------------------------------------------------------------------------------------
Gary Sullivan (51)           Fund Accounting Manager - Fund Accounting, Administration and       None
                             Controllership Services of Pioneer; and Assistant Treasurer of
                             all of the Pioneer Funds
----------------------------------------------------------------------------------------------------------------------

       Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09    83

--------------------------------------------------------------------------------
                         Positions Held              Length of Service
Name and Age             With the Fund               and Term of Office
--------------------------------------------------------------------------------
David F. Johnson (29)    Assistant Treasurer         Since 2009. Serves at
                                                     the discretion of the
                                                     Board.
--------------------------------------------------------------------------------
Teri W. Anderholm (49)   Chief Compliance            Since 2007. Serves at
                         Officer                     the discretion of the
                                                     Board.
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                                            Other Directorships
Name and Age             Principal Occupation During Past Five Years                        Held by this Officer
-----------------------------------------------------------------------------------------------------------------
David F. Johnson (29)    Fund Administration Manager - Fund Accounting, Administration      None
                         and Controllership Services since November 2008 and Assistant
                         Treasurer of all of the Pioneer Funds since January 2009; Client
                         Service Manager - Institutional Investor Services at State Street
                         Bank from March 2003 to March 2007
-----------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (49)   Chief Compliance Officer of Pioneer since December 2006 and of     None
                         all the Pioneer Funds since January 2007; Vice President and
                         Compliance Officer, MFS Investment Management (August 2005
                         to December 2006); Consultant, Fidelity Investments (February
                         2005 to July 2005); Independent Consultant (July 1997 to
                         February 2005)
-----------------------------------------------------------------------------------------------------------------

84   Pioneer Ibbotson Asset Allocation Series | Annual Report | 7/31/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:
------------------------------------------------------------------------------
PIMSS
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our website: www.pioneerinvestments.com


This report must be accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Series, including fees associated with the filings of its Form N-1A, totaled approximately $149,943 in 2009 and approximately
$142,000 in 2008.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services in 2009 or 2008.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $33,160 in 2009 and $33,160 in 2008.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Series during the fiscal years ended July 31, 2009 and 2008.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended July 31, 2009 and 2008, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $33,160 in 2009 and $31,280 in 2008.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Ibbotson Asset Allocation Series


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 28, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date September 28, 2009

* Print the name and title of each signing officer under his or her signature.